As filed with the Securities and Exchange Commission on December 18, 2009.

1933 Act Registration No. 333-68105
1940 Act Registration No. 811-09121

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 22	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 24

JNL VARIABLE FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 338-5801

225 W. Wacker Drive, Suite 1200, Lansing, Michigan 48951
(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	Jorden Burt LLP
JNL Variable Fund LLC	1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary	Suite 400 East
1 Corporate Way	Washington, D.C. 20007
Lansing, Michigan 48951	Attn: Gary Cohen

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on _________________pursuant to paragraph (b)

[X]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on _________________pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Statement Of Additional Information Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

PROSPECTUS

May 1, 2010

JNL® VARIABLE FUND LLC
Business Address:  1 Corporate Way • Lansing, Michigan 48951
Mailing Address:  225 W. Wacker Drive, Suite 1100 • Chicago, Illinois 60606

This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC (“JNL Variable Fund”).  JNL Variable Fund offers interests in separate Funds, which are comprised of two groups – Disregarded Entity Funds and Regulated Investment Company Funds.

The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts and to regulated investment companies.  JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

Disregarded Entity Funds
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund

Regulated Investment Company Funds
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

The JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are also referred to in this Prospectus collectively as the JNL/MCM Sector Funds.

For a description of certain differences between the Disregarded Entity Funds and the Regulated Investment Company Funds, refer to the section entitled “Tax Status.”

Some of the Funds offer two classes of shares, Class A and Class B.  Both shares are described in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved JNL Variable Fund’s securities, or determined whether this Prospectus is accurate or complete.  It is a criminal offense to state otherwise.

For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund’s Statement of Additional Information (“SAI”), which is incorporated by reference into (which means it legally is a part of) this Prospectus.

“JNL®,” “Jackson National®,” “Jackson National Life®,” “JacksonSM,” and “Jackson NYSM” are trademarks or service marks of Jackson National Life Insurance Company.

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TABLE OF CONTENTS

I.        Summary Overview Of Each Fund

Investment Objectives/Goals, Fee Table, Portfolio Turnover, Principal Investment Strategies & Risks and Performance, and Management

JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

II.      Information About Purchasing the Funds

Purchase and Sale of Shares, Tax Information, and Payments to Financial Intermediaries

III.      Additional Information About Each Fund

Investment Objectives, Principal Investment Strategies, Related Risks, and Management

JNL/Mellon Capital Management Dow SM 10 Fund
JNL/Mellon Capital Management S&P ® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq ® 25 Fund
JNL/Mellon Capital Management Value Line ® 30 Fund
JNL/Mellon Capital Management Dow SM Dividend Fund
JNL/Mellon Capital Management S&P ® 24 Fund
JNL/Mellon Capital Management S&P ® SMid 60 Fund
JNL/Mellon Capital Management NYSE ® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

IV.     Management of the JNL Variable Fund

More About the Funds; Management Of The JNL Variable Fund; Fund Expenses; Sub-Advisory Arrangements; Administrative Fee, Classes Of Shares; Rule 12b-1 Plan; The Distributor; Investment In Fund Interests; “Market Timing” Policy; Disclosure Of Portfolio Securities; Redemption of Fund Interests; And Tax Status.

V.        Financial Highlights

The Financial Highlights Tables Will Help You Understand A Fund’s Financial Performance For The Past Five Years, Or For The Shorter Life Of The Fund.

VI.      Appendix A

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Summary Overview of Each Fund

Prospectus May 1, 2010

JNL/Mellon Capital Management Dow SM 10 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management Dow SM 10 Fund (“Dow 10 Fund”) is total return through a combination of capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

[to be updated by amendment]

Class A
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

[to be updated by amendment]

Period	Class A
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Dow SM 10 Fund (Class A)%		%	%
Dow Jones Industrial Average	%	%	%
* The Fund began operations on July 2, 1999.
The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management S&P ® 10 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management S&P ® 10 Fund (“S&P 10 Fund”) is total return through a combination of capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]

Class A
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]

Period	Class A
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]

	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management S&P ® 10 Fund (Class A)%		%	%
S&P 500 Index	%	%	%
* The Fund began operations on July 2, 1999.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Global 15 Fund
Class A

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management Global 15 Fund (“Global 15 Fund”) is total return through a combination of capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index” or “Financial Times 30 Index”) and the Hang Seng Index.  The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index.

The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Global 15 Fund (Class A)%		%	%
MSCI World Index SM	%	%	%
* The Fund began operations on July 2, 1999.
The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of December 2008 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Nasdaq ® 25 Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management Nasdaq ® 25 Fund (“Nasdaq 25 Fund”) is total return.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Nasdaq 25 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index ® .  The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management Nasdaq ® 25 Fund (Class A)%		%
Nasdaq 100 Index	%	%
* The Fund began operations on October 4, 2004.
The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Nasdaq ® 25 Fund (Class B)%		%
Nasdaq 100 Index	%	%
* The Class B shares of the Fund began operations on December 3, 2007.
The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Value Line ® 30 Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management Value Line ® 30 Fund (“Value Line 30 Fund”) is to provide capital appreciation.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Value Line 30 Fund seeks to achieve its objective by investing in 30 of the 100 common stocks that Value Line ® gives a #1 ranking for Timeliness TM .  Value Line ® ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges.  Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for Timeliness TM , which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line ® .  Value Line ® bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.  The 30 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009   [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management Value Line ® 30 Fund (Class A)%		%
S&P 500 Index	%	%
* The Fund began operations on October 4, 2004.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Returns as of December 31, 2009   [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Value Line ® 30 Fund (Class B)%		%
S&P 500 Index	%	%
* The Class B shares of the Fund began operations on December 3, 2007.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Dow SM Dividend Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management Dow SM Dividend Fund (“Dow Dividend Fund”) is to provide the potential for an above-average total return.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Dow Dividend Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend Index SM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book.  The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year .

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management Dow SM Dividend Fund (Class A)%		%
Dow Jones U.S. Select Dividend Index	%	%
* The Fund began operations on January 17, 2006.
The Dow Jones U.S. Select Dividend Index consists of 100 dividend-paying stocks, weighted by their indicated annualized yield.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Dow SM Dividend Fund (Class B)%		%
Dow Jones U.S. Select Dividend Index	%	%
* The Class B shares of the Fund began operations on December 3, 2007.
The Dow Jones U.S. Select Dividend Index consists of 100 dividend-paying stocks, weighted by their indicated annualized yield.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management S&P ® 24 Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management S&P ® 24 Fund (“S&P 24 Fund”) is total return through capital appreciation.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation.  To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index.  The 24 companies are selected on each “Stock Selection Date.”  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management S&P ® 24 Fund (Class A)%		%
S&P 500 Index	%	%
* The Fund began operations on May 1, 2006.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management S&P ® 24 Fund (Class B)%		%
S&P 500 Index	%	%
* The Class B shares of the Fund began operations on December 3, 2007.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management NYSE ® International 25 Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management NYSE ® International 25 Fund (“International 25 Fund”) is to provide capital appreciation.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The International 25 Fund seeks to achieve its objective by investing in foreign companies.   The 25 companies are selected on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year .

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management NYSE ® International 25 Fund (Class A)%		%
NYSE ® International 100 Index	%	%
* The Fund began operations on April 30, 2007.
NYSE ® International 100 Index is comprised of 100 of the largest non-U.S. stocks traded on the New York Stock Exchange based on market capitalization.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management NYSE ® International 25 Fund (Class B)%		%
NYSE ® International 100 Index	%	%
* The Class began operations on April 30, 2007.
NYSE ® International 100 Index is comprised of 100 of the largest non-U.S. stocks traded on the New York Stock Exchange based on market capitalization.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management NYSE ® International 25 Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management NYSE ® International 25 Fund (“International 25 Fund”) is to provide capital appreciation.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The International 25 Fund seeks to achieve its objective by investing in foreign companies.   The 25 companies are selected on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year .

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

•	Foreign securities risk - Investments in foreign securities involve risks not typically associated with U.S. investment.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management NYSE ® International 25 Fund (Class A)%		%
NYSE ® International 100 Index	%	%
* The Fund began operations on April 30, 2007.
NYSE ® International 100 Index is comprised of 100 of the largest non-U.S. stocks traded on the New York Stock Exchange based on market capitalization.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management NYSE ® International 25 Fund (Class B)%		%
NYSE ® International 100 Index	%	%
* The Class began operations on April 30, 2007.
NYSE ® International 100 Index is comprised of 100 of the largest non-U.S. stocks traded on the New York Stock Exchange based on market capitalization.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management 25 Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management 25 Fund (“25 Fund”) is total return through a combination of capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management 25 Fund (Class A)%		%	%
S&P MidCap 400/Citigroup Value Index	%	%	%
S&P 500 Index	%	%	%
* The Fund began operations on July 2, 1999.
The S&P MidCap 400/Citigroup Value Index is a capitalization-weighted index of all stocks in the Standard & Poor’s 400 that have low price-to-book ratios.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management 25 Fund (Class B)%		%
S&P MidCap 400/Citigroup Value Index	%	%
S&P 500 Index	%	%
* The Class began operations on May 1, 2006.
The S&P MidCap 400/Citigroup Value Index is a capitalization-weighted index of all stocks in the Standard & Poor’s 400 that have low price-to-book ratios.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

Prospectus May 1, 2010

JNL/Mellon Capital Management Select Small-Cap Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund (“Select Small-Cap Fund”) is total return through capital appreciation.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange, the American Stock Exchange or The Nasdaq Stock Market (“Nasdaq”) on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The population of securities from which the Fund’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements.  The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

•	Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Select Small-Cap Fund (Class A)%		%	%
Russell 2000 Index	%	%	%
* The Fund began operations on July 2, 1999.
The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Select Small-Cap Fund (Class B)%		%
Russell 2000 Index	%	%
* The Class began operations on May 1, 2006.
The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management JNL 5 Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management JNL 5 Fund (“JNL 5 Fund”) is total return through capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

•	20% in the Dow SM 10 Strategy, a dividend yielding strategy;
•	20% in the S&P ® 10 Strategy, a blended valuation-momentum strategy;
•	20% in the Global 15 Strategy, a dividend yielding strategy;
•	20% in the 25 Strategy, a dividend yielding strategy; and
•	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management JNL 5 Fund (Class A)%		%
S&P 500 Index	%	%
* The Fund began operations on October 4, 2004.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management JNL 5 Fund (Class B)%		%
S&P 500 Index	%	%
* The Class began operations on October 4, 2004.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund (“JNL Optimized 5 Fund”) is capital appreciation.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

•	25% in the Nasdaq ® 25 Strategy;
•	25% in the Value Line ® 30 Strategy;
•	24% in the European 20 Strategy**;
•	14% in the Global 15 Strategy; and
•	12% in the 25 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of the European 20 Strategy is described elsewhere in this prospectus.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.  The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management JNL Optimized 5 Fund (Class A)%		%
S&P 500 Index	%	%
* The Fund began operations on May 1, 2006.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management JNL Optimized 5 Fund (Class B)%		%
S&P 500 Index	%	%
* The Class B shares of the Fund began operations on May 1, 2006.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management VIP Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The investment objective of the JNL/Mellon Capital Management VIP Fund (“VIP Fund”) is total return.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

•	The Dow SM Dividend Strategy;
•	The European 20 Strategy*;
•	The Nasdaq ® 25 Strategy;
•	The S&P 24 Strategy;
•	The Select Small-Cap Strategy; and
•	The Value Line ® 30 Strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

* The principal investment strategy is described elsewhere in this prospectus.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Limited management, trading cost and rebalance risk – Investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates and may lead to higher transaction costs.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Fund*
JNL/Mellon Capital Management VIP Fund (Class A)%		%
S&P 500 Index	%	%
* The Fund began operations on October 4, 2004.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management VIP Fund (Class B)%		%
S&P 500 Index	%	%
* The Class began operations on October 4, 2004.
The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Communications Sector Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The objective of the JNL/Mellon Capital Management Communications Sector Fund (“Communications Sector Fund”) is total return through capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Communications Sector Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.  The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, reinvestment of income and compliance with the Internal Revenue Code diversification requirements.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Telecommunications Index.

Because of the small number of securities in the Dow Jones U.S. Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above.  As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Communications Sector Fund (Class A)%		%	%
Dow Jones U.S. Telecommunications Index	%	%	%
* The Fund began operations on July 2, 1999.
The Dow Jones U.S. Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Communications Sector Fund (Class B)%		%
Dow Jones U.S. Telecommunications Index	%	%
* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones U.S. Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund (“Consumer Brands Sector Fund”) is total return through capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer, Cyclical Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer, Cyclical Index.  The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer, Cyclical Index.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Consumer, Cyclical Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, reinvestment of income and compliance with the Internal Revenue Code diversification requirements.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Consumer, Cyclical Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Consumer, Cyclical Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Consumer Brands Sector Fund (Class A)%		%	%
Dow Jones U.S. Consumer, Cyclical Index	%	%	%
* The Fund began operations on July 2, 1999.
The Dow Jones U.S. Consumer, Cyclical Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones U.S. Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones U.S.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Consumer Brands Sector Fund (Class B)%		%
Dow Jones U.S. Consumer, Cyclical Index	%	%
* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones U.S. Consumer, Cyclical Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones U.S. Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones U.S.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Financial Sector Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The objective of the JNL/Mellon Capital Management Financial Sector Fund (“Financial Sector Fund”) is total return through capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Financial Sector Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financial Index.  The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis to gaining diversified market exposure over the long term.  The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.  Indexing offers a cost-effective investment approach.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, reinvestment of income and compliance with the Internal Revenue Code diversification requirements.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Financial Index.

Certain provisions of the 1940 Act limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities .

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Financial Sector Fund (Class A)%		%	%
Dow Jones U.S. Financial Index	%	%	%
* The Fund began operations on July 2, 1999.
The Dow Jones U.S. Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Financial Sector Fund (Class B)%		%
Dow Jones U.S. Financial Index	%	%
* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones U.S. Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Healthcare Sector Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The objective of the JNL/Mellon Capital Management Healthcare Sector Fund (“Healthcare Sector Fund”) is total return through capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Healthcare Index in proportion to their market capitalization weighting in the Dow Jones U.S. Healthcare Index.  The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the Dow Jones U.S. Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals,  reinvestment of income and compliance with the Internal Revenue Code diversification requirements.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Healthcare Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Healthcare Sector Fund (Class A)%		%	%
Dow Jones U.S. Healthcare Index	%	%	%
* The Fund began operations on July 2, 1999.
The Dow Jones U.S. Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Healthcare Sector Fund (Class B)%		%
Dow Jones U.S. Healthcare Index	%	%
* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones U.S. Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund (“Oil & Gas Sector Fund”) is total return through capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.  The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the Dow Jones U.S. Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, reinvestment of income and compliance with the Internal Revenue Code diversification requirements.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Oil & Gas Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Oil & Gas Sector Fund (Class A)%		%	%
Dow Jones U.S. Oil & Gas Index	%	%	%
* The Fund began operations on July 2, 1999.
The Dow Jones U.S. Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Oil & Gas Sector Fund (Class B)%		%
Dow Jones U.S. Oil & Gas Index	%	%
* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones U.S. Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Prospectus May 1, 2010

JNL/Mellon Capital Management Technology Sector Fund
Class A and B

The shares of the Fund are sold to life insurance company separate accounts (“separate accounts”) and other registered investment companies to fund the benefits of variable annuity contracts and variable life insurance policies, and may be sold to qualified and non-qualified retirement plans.

Investment Objective.   The objective of the JNL/Mellon Capital Management Technology Sector Fund (“Technology Sector Fund”) is total return through capital appreciation and dividend income.

Expenses.   The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
None
[to be updated by amendment]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management/Administrative Fee	%
12b-1 Fee	0.20%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class B
Management/Administrative Fee	%
12b-1 Fee	0.00%
Other Expenses	%
Acquired Fund Fees and Expenses	%
Total Annual Fund Operating Expenses	%

Expense Example.   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.   Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
[to be updated by amendment]
Class A
1 year	3 years	5 years	10 years
$	$	$	$

Class B
1 year	3 years	5 years	10 years
$	$	$	$

Portfolio Turnover (% of average value of portfolio).   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.
[to be updated by amendment]
Period	Class A
m/d/yy – m/d/yy	___%

Period	Class B
m/d/yy – m/d/yy	___%

Principal Investment Strategies. The Technology Sector Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.  The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis.  The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.

When replicating a capitalization-weighted index such as the Dow Jones U.S. Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals,  reinvestment of income and compliance with the Internal Revenue Code diversification requirements.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Technology Index.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Principal Risks of Investing in the Fund.   An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

•
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

•
Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Performance.   The bar chart and table below show the past performance of the Fund’s shares.  The chart presents the annual returns and shows how performance has varied from year to year.  The table shows the Fund’s average annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions.  The Fund’s returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract.  Those charges, which are described in the variable insurance prospectus, will reduce your returns.  As with all mutual funds, the Fund’s past performance does not necessarily indicate how it will perform in the future.

In addition, the performance of the Fund depends on the Sub-Adviser’s abilities to effectively implement the investment strategies of the Fund.

Mellon Capital Management Corporation (“Mellon Capital”) has been serving as the Sub-Adviser to this Fund since February 18, 2004.  Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Prior to December 15, 2003, the Fund was not managed as an index strategy.

Annual Total Returns as of December 31 [to be updated by amendment]

Class A

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Annual Total Returns as of December 31

Class B

Best Quarter (ended 3/31/06): _____%; Worst Quarter (ended 12/31/08): _____%; Year to date as of xx/xx/xx: ___%

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	5 year	Life of Fund*
JNL/Mellon Capital Management Technology Sector Fund (Class A)%		%	%
Dow Jones U.S. Technology Index	%	%	%
* The Fund began operations on July 2, 1999.
The Dow Jones U.S. Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Average Annual Total Returns as of December 31, 2009 [to be updated by amendment]
	1 year	Life of Class*
JNL/Mellon Capital Management Technology Sector Fund (Class B)%		%
Dow Jones U.S. Technology Index	%	%
* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones U.S. Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Portfolio Management.
Investment Adviser:
Jackson National Asset Management, LLC (“JNAM”)

Sub-Adviser:
Mellon Capital Management Corporation

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Karen Q Wong	2004	Portfolio Manager
Richard A. Brown	2004	Portfolio Manager

For important information about purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to “Information About Purchasing the Funds” on page ____.

Information About Purchasing the Funds

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life contract issued by a separate account of Jackson, or through a Jackson fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson, the tax treatment of dividends and distributions will depend on the tax status of Jackson, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant. For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.
Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.
This Fund is not sold to the general public but instead serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Additional Information About Each Fund

JNL/Mellon Capital Management DowSM 10 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund (“Dow 10 Fund”) is total return through a combination of capital appreciation and dividend income.

Principal Investment Strategies.  The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average (“DJIA”) which have the highest indicated annual dividend yields (“Dividend Yield”).  The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA.  The ten common stocks are chosen on each Stock Selection Date as follows:

•	The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and
•	The Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the Dow 10 Fund (determined based on market value).

Companies, which as of the Stock Selection Date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), limit the ability of the Dow 10 Fund to invest more than 5% of the Dow 10 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission (“SEC”) from this limitation so that the Dow 10 Fund may invest up to 10.5% of the Dow 10 Fund’s total assets in the stock of Securities Related Companies.  The 10.5% standard is applied to the value of each security held by the Dow 10 Fund as of the first business day after the Stock Selection Date.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Dow 10 Fund may also invest to some degree in money market instruments.  During rebalances, around the Stock Selection Date, and where large purchases or redemptions require, the Fund may invest more than 5% of its assets in cash, cash instruments, and affiliated and unaffiliated money market funds.

The performance of the Dow 10 Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Dow 10 Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management S&P® 10 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P® 10 Fund (“S&P 10 Fund”) is total return through a combination of capital appreciation and dividend income.

Principal Investment Strategies.  The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The ten companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

•	The Sub-Adviser ranks the companies in the S&P® 500 Index by market capitalization;
•	The Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;
•	From the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;
•	From the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and
•	The Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 10 selected companies in approximately the same proportion that such stocks are then held in the S&P 10 Fund (determined based on market value).

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of the S&P 10 Fund to invest more than 5% of the S&P 10 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the S&P 10 Fund may invest up to 10.5% of the S&P 10 Fund’s total assets in the stock of Securities Related Companies.  The 10.5% standard is applied to the value of each security held by the S&P 10 Fund as of the first business day after the Stock Selection Date.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index and will not track the movements of the S&P 500 Index.

To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The S&P 10 Fund may also invest to some degree in money market instruments.

The performance of the S&P 10 Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Global 15 Fund
Class A

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Global 15 Fund (“Global 15 Fund”) is total return through a combination of capital appreciation and dividend income.

Principal Investment Strategies.  The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index” or “Financial Times 30 Index”) and the Hang Seng Index.  The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in their respective index.  The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.  The fifteen common stocks are chosen on each Stock Selection Date as follows:

•	The Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
•	The Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
•	Out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Global 15 Fund (determined based on market value).

Companies, which as of the Stock Selection Date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.

Certain provisions of the 1940 Act, limit the ability of the Global 15 Fund to invest more than 5% of the Global 15 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The JNL Variable Fund has been granted an exemption by the SEC from this limitation so that the Global 15 Fund may invest up to 7.17% of the Global 15 Fund’s total assets in the stock of Securities Related Companies.  The 7.17% standard is applied to the value of each security held by the Global 15 Fund as of the first business day after the Stock Selection Date.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The performance of the Global 15 Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Global 15 Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. . In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Nasdaq® 25 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Nasdaq® 25 Fund (“Nasdaq 25 Fund”) is total return.

Principal Investment Strategies.  The Nasdaq 25 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.  The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index® will be removed from the universe of securities from which the Nasdaq 25 Fund stocks are selected.

The 25 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index.

•	First, the Sub-Adviser calculates the ratio of cash flow per share to stock price. The 75 stocks with the highest ratio of cash flow per share to stock price are selected;
•
From the selected companies, the Sub-Adviser calculates the one-year change in cash flow per share divided by the stock price.  Stocks are ranked by this ratio from highest to lowest.  The top 50 stocks are selected; and

•	Next, the Sub-Adviser ranks the stocks based on prior six-month price appreciation. The top 25 stocks are selected.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 10% of the portfolio on each “Stock Selection Date.” These securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Nasdaq 25 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the Nasdaq 25 Fund to invest more than 5% of the Nasdaq 25 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Nasdaq 25 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

The Fund will utilize the investment approach set forth above at all times except for circumstances in which the allocation methodology will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any individual security or group of securities that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Nasdaq 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Nasdaq 25 Fund may also invest to some degree in money market instruments.

The performance of the Nasdaq 25 Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. . In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Investment value style risk – The returns from a certain investment style may trail returns from the overall stock market.  Value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Value Line® 30 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Value Line® 30 Fund (“Value Line 30 Fund”) is to provide capital appreciation.

Principal Investment Strategies.  The Value Line 30 Fund seeks to achieve its objective by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the Sub-Adviser, Mellon Capital Management, based on certain positive financial attributes.  Value Line® ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges.  Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line®.  Value Line® bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.  The 30 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which as of the Stock Selection Date, Value Line has announced will be removed from Value Line’s #1 ranking for TimelinessTM  will be removed from the universe of securities from which the Value Line 30 Fund stocks are selected.

The 30 stocks are chosen on each Stock Selection Date as follows:

•
Starting with the 100 stocks that Value Line® gives its #1 ranking for Timeliness™, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1billion on or about December 31, 2006 are removed from consideration (the minimum market capitalization is adjusted each Stock Selection Date by the annual return of the S&P® 500);

•	Next, the Sub-Adviser calculates the ratio of cash flow per share to stock price. The 70 stocks with the highest ratio of cash flow per share to stock price are selected; and
•	From the selected companies, the Sub-Adviser selects the 30 common stocks with the highest six-month price appreciation.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 10% of the portfolio on each “Stock Selection Date.” These securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Value Line 30 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the Value Line 30 Fund to invest more than 5% of the Value Line 30 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Value Line 30 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

The Fund will utilize the investment approach set forth above at all times except for circumstances in which the allocation methodology will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any individual security or group of securities that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Value Line 30 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Value Line 30 Fund may also invest to some degree in money market instruments.

The performance of the Value Line 30 Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. . In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management DowSM Dividend Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management DowSM Dividend Fund (“Dow Dividend Fund”) is to provide the potential for an above-average total return.

Principal Investment Strategies.  The Dow Dividend Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book.  The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

The 25 common stocks are chosen on each Stock Selection Date as follows:

▪
Starting with the 100 stocks contained in the Dow Jones Select Dividend IndexSM, the Sub-Adviser selects only those stocks having at least $11 million of average daily dollar trading volume as of December 31, 2006. This dollar trading volume requirement will be increased by 10% annually.

▪	Next, the Sub-Adviser ranks the remaining stocks by the following two factors:
▪	Greatest one year change in return on assets. An increase in return on assets generally indicates improving business fundamentals;
▪	Lowest price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value; and
▪	The Sub-Adviser then selects an approximately equal-weighted portfolio of the 25 stocks with the best overall ranking on the above two factors for the Dow Dividend Fund.

Companies which, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which the Dow Dividend Fund stocks are selected.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Dow Dividend Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the Dow Dividend Fund to invest more than 5% of the Dow Dividend Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Dow Dividend Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

The Fund will utilize the investment approach set forth above at all times except for circumstances in which the allocation methodology will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any individual security or group of securities that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Dow Dividend Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Dow Dividend Fund may also invest to some degree in money market instruments.

The performance of the Dow Dividend Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

•
Utility industry concentration risk – A Fund may considered to be concentrated in the utility industry.  General problems of such issuers include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors; natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition.  In addition, taxes, government regulation, international politics, price and supply fluctuations, and volatile interest rates and energy conservation may cause difficulties for utilities.  Many of such issuers have been experiencing certain of these problems in varying degrees.

Utility companies are subject to extensive regulation at the federal and state levels in the United States.  The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities industry.  Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility’s ability to meet its obligations to its suppliers.  In 2001, two California public utilities were threatened with involuntary bankruptcy proceedings by their creditors, and one of these utilities filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978.  Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities.  In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management S&P® 24 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P® 24 Fund (“S&P 24 Fund”) is total return through capital appreciation.

Principal Investment Strategies.  The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation.  To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index (“S&P 500 Index®”).  The 24 companies are selected on each “Stock Selection Date.”  The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which, as of the selection date, Standard & Poor’s has announced will be removed from the S&P 500 Index® will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.

The 24 companies are selected only once annually on each Stock Selection Date using the following steps:

•	The Sub-Adviser ranks all of the S&P economic sectors in the S&P 500 Index® by market capitalization. The eight largest sectors are selected;
•	The Sub-Adviser ranks the stocks in each of those eight sectors among their peers based on three distinct factors:
o	Factor 1: Highest return on assets. Stocks with high return on assets achieve better rankings.
o
Factor 2:  Highest buyback yield. Buyback yield measures the percentage decrease in shares of common stock outstanding versus one year earlier.  Those stocks with greater percentage decreases receive better rankings.

o
Factor 3:  Highest bullish interest indicator.  The bullish interest indicator, compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined as a percentage of total shares traded over the past twelve months.  Those stocks with a high bullish interest indicator achieve better rankings;

•
The Sub-Adviser selects the three stocks from each of the eight sectors with the highest combined ranking on these three factors for S&P 24 Fund.  In the event of a tie within a sector, the stock with the higher market capitalization is selected; and

•	The Sub-Adviser then selects an approximately equal-weighted portfolio of the 24 stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 24 selected companies in approximately the same proportion that such stocks are then held in the S&P 24 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the S&P 24 Fund to invest more than 5% of the S&P 24 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the S&P 24 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

The Fund will utilize the investment approach set forth above at all times except for circumstances in which the allocation methodology will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any individual security or group of securities that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Dow Dividend Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Dow Dividend Fund may also invest to some degree in money market instruments.

The performance of the Dow Dividend Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management S&P® SMid 60 Fund (“SMid 60 Fund”) is to provide capital appreciation.

Principal Investment Strategies.  The SMid 60 Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The SMid 60 Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.  In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The SMid 60 Fund invests in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index (“S&P MidCap 400”) and 30 companies in the Standard & Poor’s SmallCap 600 Index (“S&P SmallCap 600”) (each an “Index”, collectively the “Indexes”).  The 60 companies are selected on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies which, as of the Stock Selection Date, Standard & Poor’s has announced will be removed from the S&P MidCap 400 and the S&P SmallCap 600, will be removed from the universe of securities from which SMid 60 Fund stocks are selected.

The 60 common stocks are chosen on each Stock Selection Date as follows:

▪	The Sub-Adviser begins with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 as of the Stock Selection Date;
▪	Stocks are ranked by average daily dollar trading volume. The bottom 5% of the S&P MidCap 400 and the bottom 15% of the S&P SmallCap 600 are eliminated;
▪
The Sub-Adviser ranks the remaining stocks in each Index by the price to book ratio. The lowest quartile from each Index is selected – 100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600.  Stocks with the lowest, but positive, price to book ratios are ranked highest;

▪	The Sub-Adviser then ranks the 100 stocks from the S&P MidCap 400 Index by 3-month price appreciation. The 65 stocks with highest 3-month price appreciation are selected;
▪	Next, the Sub-Adviser calculates the ratio of cash flow per share to the stock price for the 65 stocks. The 30 stocks with the highest ratio of cash flow per share to stock price are selected;
▪	The Sub-Adviser then ranks the 150 stocks from the S&P SmallCap 600 Index by 3-month price appreciation. The 90 stocks with highest 3-month price appreciation are selected;
▪	Next, the Sub-Adviser calculates the ratio of cash flow per share to stock price for the 90 stocks. The 30 stocks with the highest ratio of cash flow per share to stock price are selected; and
▪	The stocks selected from the S&P MidCap 400 are given twice the weight of the stocks selected from the S&P SmallCap 600.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 60 selected companies in approximately the same proportion that such stocks are then held in the SMid 60 Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

The Fund will utilize the investment approach set forth above at all times except for circumstances in which the allocation methodology will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any individual security or group of securities that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the SMid 60 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The SMid 60 Fund may also invest to some degree in money market instruments.

The performance of the SMid 60 Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

•
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management NYSE® International 25 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management NYSE® International 25 Fund (“International 25 Fund”) is to provide capital appreciation.

Principal Investment Strategies.  The International 25 Fund seeks to achieve its objective by investing in foreign companies.  The 25 companies are selected on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, the New York Stock Exchange (“NYSE”) has announced will be removed from the NYSE International 100 IndexSM, will be removed from the universe of securities from which the International 25 Fund stocks are selected.

The International 25 Fund stocks are determined on each Stock Selection Date as follows:

▪
The Sub-Adviser begins with stocks that comprise the NYSE International 100 IndexSM as of the Stock Selection Date.  The NYSE International 100 Index is comprised of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

▪	The Sub-Adviser then ranks the remaining stocks on two (2) factors:
▪	Price to book. Lower, but positive, price to book ratios are ranked highest.
▪	Price to cash flow. Lower, but positive, price to cash flow ratios are ranked highest; and
▪
The Sub-Adviser then purchases an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two (2) factors. The Sub-Adviser may also purchase American Depository Receipts or the foreign stock.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the International 25 Fund (determined based on market value).

The Fund will utilize the investment approach set forth above at all times except for circumstances in which the allocation methodology will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Certain provisions of the 1940 Act, limit the ability of the International 25 Fund to invest more than 5% of the International 25 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the International 25 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. . In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The stocks in the International 25 Fund are not expected to reflect the entire NYSE International 100 Index nor track the movements of the Index.

To effectively manage cash inflows and outflows, the International 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The International 25 Fund may also invest to some degree in money market instruments.

The performance of the International 25 Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management 25 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management 25 Fund (“25 Fund”) is total return through a combination of capital appreciation and dividend income.

Principal Investment Strategies.  The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The 25 companies are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies, which as of the Stock Selection Date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.

The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:

•
The Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

•	Those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;
•	Those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;
•	From the remaining 75 stocks, the Sub-Adviser eliminates the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and
•	The Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the 25 Fund (determined based on market value).

The Fund will utilize the investment approach set forth above at all times except for circumstances in which the allocation methodology will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Certain provisions of the 1940 Act, limit the ability of the 25 Fund to invest more than 5% of the 25 Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the 25 Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. . In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Select Small-Cap Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund (“Select Small-Cap Fund”) is total return through capital appreciation.

Principal Investment Strategies.  Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization (“small cap”) companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange (“NYSE”), the American Stock Exchange (“AMEX”) or The Nasdaq Stock Market (“Nasdaq”) on each Stock Selection Date.  The Stock Selection Date will be on or about April 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.  The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.  The population of securities from which the Fund’s stocks are selected is limited to stocks within a specific market capitalization range and minimum average daily trading volume requirements.  The Sub-Adviser will adjust these requirements on each Stock Selection Date based on the total return of the Russell 2000 benchmark for the applicable period.

Companies, which as of the Stock Selection Date, have been removed from the NYSE, AMEX and the Nasdaq Stock Market will also be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.

The Select Small-Cap Fund consists of a portfolio of 100 common stocks selected through the following process on each Stock Selection Date:

•	The Sub-Adviser selects all U.S. traded common stocks which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depository Receipts and mineral and oil royalty trusts);
•
From those companies, the Sub-Adviser then selects only those companies which have a market capitalization within the applicable range and also meet the average daily dollar trading volume requirement;

•	From the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;
•	Next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;
•	The Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;
•	From the remaining list, the Sub-Adviser selects the 100 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and
•	The Select Small-Cap Fund purchases the selected 100 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 100 selected companies in approximately the same proportion that such stocks are then held in the Select Small-Cap Fund (determined based on market value).

The Fund will utilize the investment approach set forth above at all times except for circumstances in which the allocation methodology will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

Certain provisions of the 1940 Act, limit the ability of the Select Small-Cap Fund to invest more than 5% of the Select Small-Cap Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Select Small-Cap Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

•
Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

•
Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management JNL 5 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management JNL 5 Fund (“JNL 5 Fund”) is total return through capital appreciation and dividend income.

Principal Investment Strategies.  The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

•	20% in the DowSM 10 Strategy, a dividend yielding strategy;
•	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
•	20% in the Global 15 Strategy, a dividend yielding strategy;
•	20% in the 25 Strategy, a dividend yielding strategy; and
•	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.  The JNL 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL 5 Fund (determined based on market value).

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. . In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

•
Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund (“JNL Optimized 5 Fund”) is capital appreciation.

Principal Investment Strategies.  The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

•	25% in the Nasdaq® 25 Strategy*;
•	25% in the Value Line® 30 Strategy*;
•	24% in the European 20 Strategy**;
•	14% in the Global 15 Strategy*; and
•	12% in the 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of the European 20 Strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.  The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date.  The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.  The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the five specialized strategies in approximately the same proportion that such stocks are then held in the JNL Optimized 5 Fund (determined based on market value).

The European 20 Strategy:

Principal Investment Strategies.  The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields.  By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

The European 20 Strategy is determined as follows:

•
The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

•	The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The JNL Optimized 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL Optimized 5 Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. . In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

•
Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management VIP Fund
Class A and B

Investment Objective.  The investment objective of the JNL/Mellon Capital Management VIP Fund (“VIP Fund”) is total return.

Principal Investment Strategies.  The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

•	The DowSM Dividend Strategy*;
•	The European 20 Strategy**;
•	The Nasdaq® 25 Strategy*;
•	The S&P 24 Strategy*;
•	The Select Small-Cap Strategy*; and
•	The Value Line® 30 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the six specialized strategies in approximately the same proportion that such stocks are then held in the VIP Fund (determined based on market value).

The securities which comprise the above strategies are selected as follows:

The European 20 Strategy:

Principal Investment Strategies.  The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields.  By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

•
The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

•	The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Accounting risk– The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

•
Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. . In addition, there is less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

•
Growth investing risk – Growth stocks can perform differently from the market as a whole or other types of stocks.  Growth stocks are generally priced based on future or anticipated earnings, and may be more expensive relative to their earnings or assets.  As a result of forward-looking growth and revenue expectations, growth stocks tend to be more sensitive to changes in their earnings, contributing to their volatility.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  The Fund’s/Underlying Fund’s principal investment strategy that involves  small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the exposure to liquidity risk.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

•
Small cap investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Many small capitalization companies may be in the early stages of development.  Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

The SAI and the paragraph entitled “Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks)” in the “More About Funds” section of this Prospectus have more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Communications Sector Fund
Class A and B

Investment Objective.  The objective of the JNL/Mellon Capital Management Communications Sector Fund (“Communications Sector Fund”) is total return through capital appreciation and dividend income.

Principal Investment Strategies.  The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.  The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Telecommunications Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.  Because of the small number of securities in the Dow Jones U.S. Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above.  As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index.  In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements of the Internal Revenue Code.

The Dow Jones U.S. Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s and investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions.  Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer.  The communications industry has experienced substantial deregulation in recent years.  Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies.  Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI has more information about the Communications Sector Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A and B

Investment Objective.  The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund (“Consumer Brands Sector Fund”) is total return through capital appreciation and dividend income.

Principal Investment Strategies.  The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer, Cyclical Index.  The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones U.S. Consumer, Cyclical Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer, Cyclical Index.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Consumer, Cyclical Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Consumer, Cyclical Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Consumer, Cyclical Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones U.S. Consumer, Cyclical Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones U.S. Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones U.S.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation.  Generally, spending on consumer goods is affected by the economic health of consumers.  A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI has more information about the Consumer Brands Sector Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Financial Sector Fund
Class A and B

Investment Objective.  The objective of the JNL/Mellon Capital Management Financial Sector Fund (“Financial Sector Fund”) is total return through capital appreciation and dividend income.

Principal Investment Strategies.  The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.  The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financial Index.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones U.S. Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Company”).  If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services.  Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.  Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Bank and thrift risks.  Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products.  Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Financial service provider risks.  Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers.  These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice.  In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance company risks.  Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally.  Property and casualty insurance profits may also be affected by weather catastrophes and other disasters.  Life and health insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of the Financial Sector Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI has more information about the Financial Sector Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Healthcare Sector Fund
Class A and B

Investment Objective.  The objective of the JNL/Mellon Capital Management Healthcare Sector Fund (“Healthcare Sector Fund”) is total return through capital appreciation and dividend income.

Principal Investment Strategies.  The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.  The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones U.S. Healthcare Index in proportion to their market capitalization weighting in the Dow Jones U.S. Healthcare Index.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones U.S. Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful.  Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services.  Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.  In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete.  The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit.  In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies.  Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI has more information about the Healthcare Sector Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A and B

Investment Objective.  The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund (“Oil & Gas Sector Fund”) is total return through capital appreciation and dividend income.

Principal Investment Strategies.  The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.  Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above.  As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index.  In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements of the Internal Revenue Code.

The Dow Jones U.S. Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments.  Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials.  In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI has more information about the Oil & Gas Sector Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/Mellon Capital Management Technology Sector Fund
Class A and B

Investment Objective.  The objective of the JNL/Mellon Capital Management Technology Sector Fund (“Technology Sector Fund”) is total return through capital appreciation and dividend income.

Principal Investment Strategies.  The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis.  Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.  When replicating a capitalization-weighted index such as the Dow Jones U.S. Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income.  The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones U.S. Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code.  In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones U.S. Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Market fluctuations can cause the performance of an index to be significantly influenced by a handful of companies.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance may sometimes be lower than funds that actively invest in stocks that comprise the index.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.  The correlation between the Fund and index performance may be affected by the Fund’s expenses the index doesn’t have, changes in securities markets, changes in the composition of the index, the size of the portfolio, the timing of purchases and redemptions of the Fund’s shares, and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Internal Revenue Code.

•
Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

•
Non-diversification risk – The Fund is “non-diversified.” Under a definition provided by the 1940 Act, non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries.  If these securities were to decline in value, there could be a substantial loss of the investment.  In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The technology industry is among the fastest growing and fastest changing industries in the world.  However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions.  Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.  Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act.  The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser’s ability to effectively implement the investment strategies of this Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

•
License termination risk– The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

•
Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to criteria applied on each Stock Selection Date prevents responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates.  As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

•
Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

The SAI has more information about the Technology Sector Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to them.

More About the Funds

Investment Objectives. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

Performance.  The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company.  For more information about the charges and performance see the Prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

Temporary Defensive Positions and Large Cash Positions.  In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, a Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  A Fund reserves the right to invest without limitation in such instruments.  During periods in which a Fund employs such a temporary defensive strategy or holds large cash positions, a Fund will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of a Fund's portfolio and may affect a Fund’s performance.

Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds (Other than Principal Risks).  The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management S&P® 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management 25 Fund, the JNL/Mellon Capital Management Select Small-Cap Fund, the JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management Value Line ® 30 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management S&P® 24 Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management NYSE® International 25 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, and the JNL/Mellon Capital Management VIP Fund (“JNL/MCM Funds”). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities.  Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time.  To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities.  To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position, ordinarily not more than 5% of net assets at all times.  Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds’ portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates.  This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates.  However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

Section 817(h) of the Internal Revenue Code of 1986, as amended (“Code”), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have: (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments; (c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments.  The Sub-Adviser may depart from a JNL/MCM Fund’s investment strategy to the extent necessary to maintain compliance with these requirements.

Corporate Reorganizations affecting securities held by the JNL/MCM Funds.  If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the two companies prior to the merger.

Derivatives. The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds (“ETFs”), for hedging and risk management.  Because ETFs trade on an exchange, they may not trade at net asset value (“NAV”).  Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities.  Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies.  Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.

Investments in derivative instruments involve special risks.  In order to realize the desired results from the investment, the Fund’s Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative.  If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund’s portfolio.  Additionally, if the Sub-Adviser uses derivatives in attempting to manage or “hedge” the overall risk of the Fund’s portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

Lending of Portfolio Securities. Each Fund may engage in securities lending. Securities lending involves the lending of securities owned by a Fund to financial institutions such as certain broker-dealers. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. government securities or letters of credit that meet certain guidelines. Cash collateral may be invested by a Fund in money market investments or short-term liquid investments. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and a Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral.

A Fund may lend its securities to increase its income. A Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund or becomes insolvent. There is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Recent Market Events.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of the Funds.

In addition, the fixed-income markets are experiencing a period of extreme volatility which has negatively impacted market liquidity conditions.  Initially, the concerns on the part of market participants were focused on the sub-prime segment of the mortgage-backed securities market.  These concerns have since expanded to include a broad range of mortgage-and asset-backed and other fixed-income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors.  As a result, fixed-income instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default.  These market conditions may have an adverse effect on a Fund’s investments and hamper a Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Description of Indices. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices.  Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices.  Except as previously described for the JNL/MCM Sector Funds, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements.  The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds.  A description of certain of the indices is provided below.  For additional information, please refer to Appendix A.

The Dow Jones Industrial Average.  The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.  The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

The Financial Times Ordinary Index.  The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce.  This index is an unweighted average of the share prices of selected companies.  These companies are highly capitalized and major factors in their industries.  In addition, their stocks are widely held by individuals and institutional investors.

The Hang Seng Index.  The Hang Seng Index presently consists of 43 of the approximately 1,063 stocks currently listed on the Stock Exchange of Hong Kong Ltd. (“Hong Kong Stock Exchange”), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities.  The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong.  It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations.  The Hang Seng Index represents approximately 66% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.

The S&P 500 Index.  Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries.  The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation.  It is a market-value weighted index with each stock’s weight in the Index proportionate to its market value.

The Nasdaq-100 Index. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

Dow Jones Select Dividend IndexSM.  The Dow Jones Select Dividend IndexSM consists of 100 dividend-paying stocks, weighted by their indicated annualized yield.  Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total Market IndexSM that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.

Value Line Index®. The Value Line Index® is an equal-weighted stock index containing 1,700 companies from the New York Stock Exchange, American Stock Exchange, Nasdaq and over-the-counter market.  Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line’s view of their probable price performance during the next six to 12 months relative to others.  Value Line® bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.

NYSE International 100 IndexSM.  The NYSE International 100 IndexSM is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.  The NYSE International 100 IndexSM assumes that all dividends received during a year are reinvested on a daily basis.

S&P 1000 IndexSM.  The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index.

The Dow Jones U.S. Technology Index.  The Dow Jones U.S. Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The Dow Jones U.S. Healthcare Index.  The Dow Jones U.S. Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The Dow Jones U.S. Financial Index.  The Dow Jones U.S. Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The Dow Jones U.S. Oil & Gas Index.  The Dow Jones U.S. Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

The Dow Jones U.S. Consumer, Cyclical Index.  The Dow Jones U.S. Consumer, Cyclical Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones U.S. Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones U.S.

The Dow Jones U.S. Telecommunications Index.  The Dow Jones U.S. Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark.  The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

Legislation.  At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock.  Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds.  There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund’s Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

Investment Adviser

Jackson National Asset Management, LLCSM (“JNAM” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management.  The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.

The Adviser has selected Mellon Capital as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds.  The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund.  The fee for each Fund is stated as an annual percentage of the net assets of the Fund.  The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund.  Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

Each of the Funds are obligated to pay the Adviser the following fees:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 to $100 million	0.31%
Over $100 million	0.28%
Over $750 million	0.27%

A discussion regarding the Board of Managers’ basis for approving the advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009 .

Investment Sub-Adviser

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund.  Mellon Capital’s address is 50 Fremont Street, Suite 3900, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund.  Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus.  Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities.  Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund.  The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives. The individual members of the team who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are:

Karen Q. Wong, CFA is a Managing Director, Equity Portfolio Management at Mellon Capital.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 9 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown has 13 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research (“AIMR”), and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Both Ms. Wong and Mr. Brown review trades proposed by the portfolio managers, review and monitor accounts, and approve corporate action responses for all domestic and international equity indexing funds.

Karen Wong and Richard Brown play equal roles with respect to the management of the Fund and each has the authority to approve transactions to the Fund.  There are no limits on the team members’ roles.

As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund.  The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the Fund.

A discussion regarding the Board of Managers’ basis for approving the sub-advisory agreement is available in the Fund’s Semi-Annual Report dated June 30, 2009 .

The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders.  The order also allows the Adviser to materially amend a sub-advisory agreement with unaffiliated Sub-Advisers with the approval of the Board of Managers, but without shareholder approval.  Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following:

•	Performing initial due diligence on prospective Sub-Advisers for the Funds;
•	Monitoring the performance of Sub-Advisers;
•	Communicating performance expectations to the Sub-Advisers; and
•	Ultimately recommending to the Board of Managers whether a Sub-Adviser’s contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers.  Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

ADMINISTRATIVE FEE

In addition to the investment advisory fee, each Fund pays to JNAM (“Administrator”) an Administrative Fee.  Each Fund, except the JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management NYSE® International 25 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund.  The JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management NYSE® International 25 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund.  In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as “Other Expenses” in the fee tables).

CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of interests (Class A and Class B).  The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund’s average daily net assets attributable to Class A interests.  Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for “class expenses.”  The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class.  “Class expenses” will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

RULE 12b-1 PLAN

The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan (“Plan”) in connection with the Board’s adoption of a multi-class plan authorizing Class A and Class B interests.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (“JNLD”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.

INVESTMENT IN FUND INTERESTS

Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts (“Contracts”), and other regulated investment companies.  An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company.  Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds’ transfer agent.  There is no sales charge.  Interests in the Funds are not available to the general public directly.

The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.  The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests.  As a result, a Fund’s net asset value may change on days when shareholders are not able to purchase or redeem the Fund’s interests.

Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s net asset value (“time–zone arbitrage”).  Accordingly, the Variable Fund’s procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund’s net asset value.  The Administrator will “fair value” the international securities in the Funds if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund’s net asset value calculation.  A significant event is one that can be expected materially to affect the value of such securities.  Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund’s pricing procedures to be a “significant event.”  A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities.  Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund’s net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder’s account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share).  The Funds do not issue interest certificates.

MARKET TIMING POLICY

Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended as vehicles for market timing.  The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. See the Separate Account Prospectus for the contract that describes Jackson’s anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds’ Board of Managers have adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred.  The Funds’ “fair value” pricing policy is described under “Investment in Fund Interests” above.

The practices and policies described above are intended to deter and curtail market timing in the Fund.  However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing.  If they are ineffective, the adverse consequences described above could occur.

DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund’s policies and procedures relating to disclosure of portfolio securities is available in the Fund’s Statement of Additional Information and at www.jackson.com.

REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

•	when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

•	when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

•	during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

TAX STATUS

General

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act (“Act”).  JNL Variable Fund consists of two types of Funds for tax purposes:  (i) Disregarded Entity Funds and (ii) Regulated Investment Company Funds.  Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

Disregarded Entity Funds

A disregarded entity is an entity that is treated as an entity not separate from its single owner (Jackson, pursuant to variable insurance contracts).  As a limited liability company whose interests are sold only to Jackson Separate Accounts, the JNL Variable Fund and its Disregarded Entities are ignored as separate entities for federal tax purposes.

Regulated Investment Company Funds

Each Regulated Investment Company Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  The sole owners of each Regulated Investment Company Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts.  Each Regulated Investment Company Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income and distributions of each Regulated Investment Company Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company.  Each Regulated Investment Company Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

Contract Owners

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract.  For a discussion of the tax status of the Contracts, please refer to the Prospectus for the Contracts.

Internal Revenue Code Diversification Requirements

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY.  The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements.  The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.  See the SAI for more specific information.

FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund.  The information does not reflect any charges imposed under a variable insurance contract.  You should refer to the appropriate variable insurance contract Prospectus regarding such charges.

The information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

[to be filed by amendment]

APPENDIX A

“Dow Jones®,” “Dow Jones Industrial AverageSM,” “Dow Jones Select Dividend IndexSM,” “DJIASM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones & Company, Inc. (“Dow Jones”).  Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (“DJIA”) and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones does not:

•
Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

•
Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

•
Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

•
Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

•
Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund.  Specifically,

•Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:
•The results to be obtained by the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;
•The accuracy or completeness of the DJIA and its data;
•The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
•Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;
•Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company® and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other third parties.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “S&P MidCap 400 Index,” “Standard & Poor’s MidCap 400 Index,” “S&P SmallCap 600 Index” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company® (“Jackson”).  The JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P® 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the Funds.  Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s).  The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, in the JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

•	Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.
•	Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.
•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.
•	Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.
•
Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

•NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
•The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
•The accuracy or completeness of the Index and its data;
•The merchantability and the fitness for a particular purpose or use of the Index and its data;
•NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
•Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

PROSPECTUS

May 1, 2010

JNL® VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:

•
The JNL Variable Fund’s Statement of Additional Information (“SAI”) dated May 1, 2010 , which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions.  The current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

•
The JNL Variable Fund’s Annual and Semi-Annual Reports to shareholders, which show the Fund’s actual investments and include financial statements as of the close of the particular annual or semi-annual period.  The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC’s Public Reference Room in Washington, D.C.  Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC’s Internet site (http://www.sec.gov), and copies may be obtained, after payment of a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549.  You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.

File No.:  811-09121

The Information In Statement Of Additional Information Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Statement Of Additional Information Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

JNL® VARIABLE FUND LLC

This Statement of Additional Information (“SAI”) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Variable Fund LLC Prospectus, dated May 1, 2010 .  Not all Funds described in this Statement of Additional Information may be available for investment in each variable contract offered by Jackson National Life Insurance Company® (“JacksonSM”).  The financial statements of the JNL Variable Fund LLC for the period ended December 31, 2009 , are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund’s Annual Report to interest holders.  The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

Shareholder Communications with Managers

Shareholders of the Funds can communicate directly with the Board of Managers (“Board”) by writing to the Chair of the Board, Dominic D’Annunzio, P.O. Box 30902, Lansing, MI 48909-8402.  Shareholders can communicate directly with an individual manager by writing to that manager at P.O. Box 30902, Lansing, MI 48909-8402.  Such communications to the Board or individual managers are not screened before being delivered to the addressee.

TABLE OF CONTENTS
General Information and History
Common Types of Investments and Management Practices
Additional Risk Considerations
Investment Restrictions Applicable to All Funds
Managers and Officers of the JNL Variable Fund
Principal Holders of the Funds’ Interests
Investment Adviser, Sub-Adviser and Other Service Providers
Disclosure of Portfolio Information
Purchases, Redemptions and Pricing of Interests
Description of Interests; Voting Rights; Interest Holder Inquiries
Tax Status
Financial Statements

GENERAL INFORMATION AND HISTORY

JNL Variable Fund LLC (“JNL Variable Fund”) is an open-end management company organized as a Delaware limited liability company on October 13, 1998.  The JNL Variable Fund LLC is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”).  Jackson National Asset Management, LLCSM (“JNAM” or the “Adviser”) serves as the investment adviser to the JNL Variable Fund.  The JNL Variable Fund offers interests in separate Funds (each a “Fund” and collectively, the “Funds”), which are comprised of two groups as defined in the Prospectus – “Disregarded Entity Funds” and Regulated Investment Company Funds. The Disregarded Entity Funds consist of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management S&P® 10 Fund, and the JNL/Mellon Capital Management Global 15 Fund.  All other Funds within JNL Variable Fund comprise the Regulated Investment Company Funds.  Each of the Funds is “non-diversified” as defined in the 1940 Act, which means a Fund may hold securities of a smaller number of issuers than if it was a “diversified” fund.

COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management.  A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund’s investment objective(s) and policies described in the Prospectus and in this SAI.

Bank Obligations.  A Fund may invest in bank obligations, which include certificates of deposit, bankers’ acceptances, and other short-term debt obligations.  Certificates of deposit are short-term obligations of commercial banks.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.  Certificates of deposit may have fixed or variable rates.  The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Borrowing and Lending.  A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets.  The Funds may borrow for investment purposes to the extent permitted under the 1940 Act.  To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

Cash Position.  A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization.  The Funds also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds.  For temporary, defensive purposes, a Fund may invest without limitation in such securities.  This reserve position provides flexibility in meeting redemptions, expenses, the timing of new investments, rebalances, and serves as a short-term defense during periods of unusual market volatility.

Commercial Paper.  A Fund may invest in commercial paper.  Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.  Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

Commodity-Linked Derivative Instruments.  A Fund may invest in derivative instruments linked to commodities such as oil, natural gas, gold, and/or a commodities index.  Returns on such instruments are a function of the price movements of the underlying commodity or commodity index.  A Fund investing in Commodity-Linked Derivative Instruments could suffer a dramatic loss, and is subject to market risk on the underlying commodity or index, as well as, counterparty risk.

Common Stocks.  A Fund may invest in common stocks.  Stocks represent shares of ownership in a company.  Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

Corporate Reorganizations affecting securities held by all Funds excluding the JNL/Mellon Capital Management Sector Funds.  If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages.  If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the two companies prior to the merger.

Counterparty and settlement risk.  The Fund/Underlying Fund may be exposed to credit risk on the counterparties (the other party(ies) involved in the transaction with each Fund) with which it trades particularly in relation to options, futures contracts and other derivative financial instruments.  Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearing house.  The Fund will be subject to the possibility of the insolvency, bankruptcy or default of a counterparty with which each Fund trades, which could result in substantial losses to the Fund.  The Fund will also be exposed to credit risk on parties with whom it trades securities, and may also bear the risk of settlement default, in particular in relation to debt securities such as bonds, notes and similar debt obligations or instruments.  Investors should also note that settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries and this therefore increases the risk of settlement default, which could result in substantial losses for each Fund in respect to investments in emerging markets.  Investors should also note that the securities of small capitalization companies as well as the securities of companies domiciled in emerging markets are often less liquid and more volatile than securities of large capitalization companies or companies domiciled in more developed markets, which may result in fluctuations in the price of the Fund.  While the Sub-Advisers continually assess the risk posed by the various counterparties, there can be no guarantee against default.  Each counterparty presents credit and default risk.

Depository Receipts. American Depositary Receipts (“ADRs”) typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depositary receipts in registered form are intended for use in the U.S. securities markets, while depositary receipts in bearer form are intended for use in securities markets outside the U.S. Depositary receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depositary receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depositary receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depositary receipts involve many of the same risks as direct investments in foreign securities, described below.

Foreign Currency Transactions.  A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year.  A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.  A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.  Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

Lock In.  When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge.  If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge.  If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar.  In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract.  The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

Proxy Hedge.  A Fund might choose to use a “proxy” hedge, which may be less costly than a direct hedge.  In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated.  Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding.  This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Foreign Securities. A Fund may invest in foreign securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and dollar-denominated securities traded in the U.S. (such as ADRs).  Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities.  Such investments increase a Fund’s diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment’s value (favorable changes can increase its value).  In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees.  Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

Futures and Options.  Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price.  Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future.  A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets.  A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. A Fund may buy or sell “regulated” futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund’s total return; and the potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.  These instruments may also be used for non-hedging purposes such as increasing a Fund’s income.

The Fund’s use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool.  JNAM and the Sub-Advisers have claimed an exclusion from the definition of the term “commodity pool operator” and the Funds’ have claimed an exclusion from the definition of the term under the Commodity Exchange Act and, therefore, they are not subject to registration or regulation as commodity pool advisers or commodity pool operators under that Act.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).

Hybrid Instruments.  A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument.  Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or common stock index.  Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Illiquid Securities. A Fund may hold illiquid investments.  Illiquid investments are generally investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued.  Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933, as amended) not determined to be liquid in accordance with guidelines established by the Fund’s Board of Managers; over-the-counter (“OTC”) options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions.  See the description of the Funds’ investment restrictions below for more information about the Funds’ policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds’ shares.

Installment Receipts.  Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment. The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.

Investment Companies.  A Fund may invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds.  A Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the JNL Variable Fund’s investment adviser or its affiliates.  As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

A Fund may also invest, without limitation, in affiliated and unaffiliated money market funds in accordance with Rule 12d1-1 under the 1940 Act (see “Cash Position”).
Portfolio Turnover. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund’s shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.

Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles whose assets consist primarily of interests in real estate and real estate loans. The REITs in which a Fund may invest include equity REITs, which own real estate properties and realize income from rents and gain or loss from the sale of real estate interests, and mortgage REITs, which make construction, development and long-term mortgage loans and realize income from interest payments on loans.  The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended.  The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow.  The risks associated with REITs include defaults by borrowers, heavy cash flow dependency, self-liquidation, failure to qualify as a “pass-through” entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.  REITs (especially mortgage REITs) are subject to interest rate risk.

Repurchase Agreements and Reverse Repurchase Agreements.  A Fund may invest in repurchase or reverse repurchase agreements.  A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand.  This technique offers a method of earning income on idle cash.  A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security.  A Fund will only enter into repurchase agreements that are fully collateralized.  For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects:  (1) the agreement has no set maturity, but instead matures upon 24 hours’ notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement.  In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price.  Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

Securities Lending .  The Funds’ Board of Managers (“Board” or “Managers”) has approved each Fund’s participation in a securities lending program.  Under the securities lending program, the Funds have retained JPMorgan Chase Bank, N.A. as the securities lending agent.  JPMorgan Chase Bank, N.A. serves as the Funds’ custodian.  A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Funds’ Board will periodically review information on the Funds’ securities lending program.

Lending portfolio securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.  The borrower of a Fund’s portfolio securities must deposit acceptable collateral with the Fund’s custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends.  Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines.

A Fund may reinvest any cash collateral in money market investments or other investments subject to guidelines approved by the Adviser and the Board of Managers.  A Fund retains authority to terminate any of its loans at any time.  A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund’s interest.

Collateral is invested in a securities lending pool managed by the custodian.  The value of the securities lending pool is not guaranteed, and is subject to investment risk.  Such investment risks include, but are not limited to, credit risk, default risk, prepayment risk, and market risk.

In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The net securities lending revenue is shared by the lending agent and the Funds.  The Funds retain 100% of their portion.  The securities lending revenue “split” between the Funds and the lending agent was determined based on the Adviser’s review of competitive industry information. The Adviser will periodically review the “split” between the lending agent and the Funds.

Security-Related Issuers.  The JNL Variable Fund has been granted exemptive relief from the SEC to allow some of the Funds to invest more than 5% of its assets (up to percentage limits specified in the exemptive relief as to some of the Disregarded Entity Funds) in the securities of any issuer that derives more than 15% of its gross revenue from “securities related activities” (as defined in Rule 12d3-1 under the 1940 Act). The Funds to which this exemptive relief apply are the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management S&P® 10 Fund, and the JNL/Mellon Capital Management Global 15 Fund. This exemptive relief permits these Funds to pursue their principal investment strategies that involve investment of a Fund’s assets in securities of only a limited number of issuers, even where certain of those issuers may be “securities related” issuers.

Short Sales.  A Fund may sell securities short.  A short sale is the sale of a security the Fund does not own.  If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is “against the box” if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.  To the extent that a Fund engages in short sales that are not “against the box,” it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Managers, in a segregated account, or otherwise cover its position in a permissible manner.  If the value of the security sold short goes up, the Fund will have to buy it back at that higher price, resulting in a loss to the Fund, to make good on the borrowing.

Short-Term Corporate Debt Securities.  A Fund may invest in short-term corporate debt securities.  These are non-convertible corporate debt securities (e.g., bonds, debentures or notes) which have one year or less remaining to maturity.  Short-term corporate debt securities may have fixed, variable, or floating rates.

Warrants.  A Fund may invest in warrants.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Warrants constitute options to purchase common stock at a specific price, and are valid for a specific period of time.  They do not represent ownership of the equity securities, but only the right to buy them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities and Forward Commitment Contracts.  A Fund may purchase securities on a when-issued or delayed delivery basis (“when-issueds”) and may purchase securities on a forward commitment basis (“forwards”).  Any or all of a Fund’s investments in debt securities may be in the form of when-issueds and forwards.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date.  Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The purchase of these securities will result in a loss if their value declines prior to the settlement date.  This could occur, for example, if interest rates increase prior to settlement.  The longer the period between purchase and settlement, the greater the risk.  At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value.  The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  During this period, alternative investment options are not available to the Fund to the extent that it must maintain segregated assets, cash, or liquid assets to cover its purchase of when-issued securities and forward commitment contracts.

A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement).  In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

A Fund may also sell securities on a when-issued or delayed delivery basis.  These transactions involve a commitment by the Fund to sell securities at a pre-determined price or yield, with payment taking place beyond the customary settlement date.

Writing Covered Options on Securities.  A Fund may “write” (sell) covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the Sub-Adviser determines is appropriate in seeking to attain a Fund’s investment objective.  Call options written by a Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

A Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options.  A put option would be considered “covered” if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding.  A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period.  A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire.  In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund’s custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund’s obligation under the option (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes).  A Fund may also write combinations of covered puts and covered calls on the same underlying security.

A Fund will receive a premium from writing an option, which increases the Fund’s return in the event the option expires unexercised or is terminated at a profit.  The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security.  By writing a call option, a Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.  By writing a put option, a Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.  The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

ADDITIONAL RISK CONSIDERATIONS

Emerging Markets. The risk considerations noted below under “Foreign Securities” may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets may involve a high degree of risk and many may be considered speculative.  These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include:  (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.  In addition, emerging markets economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Foreign Securities.  Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund.  Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.  There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers.  Certain markets may require payment for securities before delivery.  A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument.  Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars.  Bank custody charges are generally higher for foreign securities.  The Funds that invest primarily in foreign securities are particularly susceptible to such risks.  Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve all of the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated.  A Fund’s foreign investments may cause changes in a Fund’s share price that have a low correlation with movement in the U.S. markets.  Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Fund, depending on the extent of the Fund’s foreign investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks.  For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency.  A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund’s assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge).  A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge).  A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge).  A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries.  In addition, when a Fund anticipates purchasing or selling securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security.  In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund’s performance if the sub-adviser’s projection of future exchange rates is inaccurate.  If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund’s return may be lower than if such strategies had not been employed at all.

Futures, Options and Other Derivative Instruments. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs.  If the Sub-Adviser seeks to protect a Fund against potential adverse movements in portfolio securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used.  Risks inherent in the use of futures, options, forward contracts, swaps, and other derivative instruments include:  (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) counterparty risk associated with the ability of the derivative instrument counterparty to meet its obligations under the agreement.

Hybrid Instruments. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity.  Reference is made to the discussion of “Futures, Options, and Other Derivative Instruments” herein for a discussion of these risks.  Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.  Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates.  Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss.  In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider.  Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges; SEC, which regulates the offer and sale of securities by and to U.S. persons; or any other governmental regulatory authority.

Investment Strategy Risks.  The common stocks selected for certain Funds generally share attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or exchange.  The issuers of such common stocks may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles.  There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the common stocks selected will or will not change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the common stocks will be maintained or that share prices will not decline further during the holding period of such stocks in the Funds, or that the common stock will continue to be included in the respective indices or exchanges.  Investing in stocks with low share prices or highest dividend yields amounts to a “contrarian” strategy because these shares are often out of favor.  Such strategy may be effective in achieving the respective strategy-based Fund’s investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group.  However, there is no guarantee that either a Fund’s objective will be achieved or that a Fund will achieve capital appreciation of its portfolio holdings in excess of such Fund’s expenses.  Because of the contrarian nature of the investment strategies of the Funds, and the attributes of the common stock which caused inclusion in their portfolios, such Funds may not be appropriate for investors seeking either preservation of capital or high current income.  In addition, the strategies for all of the Funds have underperformed their respective index or indices in certain years.

Trading cost and rebalance risk.  Due to certain of the investment strategies of the Fund, a Fund’s entire portfolio may be repositioned or rebalanced around the Stock Selection Date.  A Fund’s rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period.  In addition, a Fund may pay a higher price for a security, or receive a lesser price for a security it sells due to the timing of the Stock Selection Date.  As part of the rebalance process, a Fund may incur significant trading costs and commissions, which could negatively affect performance.

Liquidity risk.  Liquidity risks exist when particular investments are difficult to purchase or sell.  A Fund’s investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price.  Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions.  Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.  Further, price movements of securities during the rebalance period could also negatively affect performance.

Litigation.  At any time, litigation may be instituted on a variety of grounds with respect to the issuer of a common stock held in a Fund’s portfolio.  It is not possible to predict whether any litigation, including the above-described litigation, that has been or will be instituted, might have a material adverse effect on the JNL Variable Fund or any Funds. Further, the Funds may be subject to litigation, and depending upon the nature of the litigation, the Funds may incur costs associated with the defense and/or settlement of any litigation.

Sector Funds

JNL/Mellon Capital Management Communications Sector Fund.  An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the communications industry in general.

The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.  The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products and services.  An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse affect on an issuer’s operating results.  Furthermore, there can be no assurance that the issuer will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation.  However, as market forces develop, the government may continue to deregulate the communications industry, promoting vigorous economic competition and resulting in rapid development of new communications technologies.  The products and services of communications companies may be subject to rapid obsolescence.  These factors could affect the value of the stocks held by the Fund.  For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted.  This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure.  Certain types of companies represented in the Fund’s portfolio are engaged in fierce competition for a share of the market for their products.  As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.  There can be no assurance that the steps taken by the issuers to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers’ technology.

Companies involved in the communications sector are currently in the midst of an industry-wide slowdown.  Inability to secure additional customers, decreases in sales of network infrastructure, decreases in purchases from existing customers, overcapacity and oversupply in the industry, saturation of several key markets and weak subscriber growth have all contributed to the current industry weakness.  Local phone markets have been pressured by a weak economy and by a shift to wireless phones and the Internet.  In addition, sales of luxury items like second phone lines and high-speed Internet access have slowed, while pricing pressure and competition have intensified.  To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technology.  As a result, many companies have been compelled to cut costs by reducing their workforce, outsourcing, consolidating and/or closing existing facilities and divesting low selling product lines.

Several recent high profile bankruptcies have called attention to the potentially unstable financial condition of communications companies.  These bankruptcies have resulted at least in part from declines in revenues, increases in company debt and difficulties obtaining necessary capital.  Certain companies involved in the industry have also faced scrutiny for overstating financial reports and the subsequent turnover of high-ranking company officials.

JNL/Mellon Capital Management Consumer Brands Sector Fund.  An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the consumer goods industry in general.  These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions.  In general, expenditures on consumer goods will be affected by the economic health of consumers, including available disposable household incomes.  A weak economy with its consequent effect on consumer spending could have an adverse effect on consumer goods companies.  Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

           JNL/Mellon Capital Management Financial Sector Fund. An investment in this Fund should be made with an understanding of the problems and risks inherent in the banking and financial services sector in general.

Banks, thrifts and their holding companies especially are subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.  Banks and thrifts are highly dependent on net interest margin.  Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets.  As initial home purchasing and refinancing activity subsides, this income will diminish.  Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate.  Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well.  Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue.  Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund.  Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation, can negatively impact earnings and the ability of a company to pay dividends.  Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years.  To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws.  Their impact on the business, financial condition and prospects of the issuers of the common stock in the Fund’s portfolio cannot be predicted with certainty.  The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act that separated the banking, insurance and securities industries.  Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors.  This legislation has resulted in increased merger activity and heightened competition among existing and new participants in the field.  Efforts to expand the ability of federal thrifts to branch on an interstate basis have been successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law.  Under the legislation, banks are able to purchase or establish subsidiary banks in any state.  Since mid-1997, banks have been allowed to turn existing banks into branches.  Consolidation is likely to continue.  The SEC and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale.  Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems.  Additional legislative and regulatory changes may be forthcoming.  For example, the bank regulatory authorities are reviewing the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the issuers of the common stocks held in the Fund’s portfolio.  In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor.  Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits.  Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted.  It is not possible to predict what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Fund’s portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 25% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board (“FRB”) approval.  In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws.  In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies.  In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing.  The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions.  It is not possible to make any prediction as to the effect, if any, such laws will have on the issuers of common stocks held by the Fund or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance.  Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multi-line insurance companies.  Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition.  Property and casualty insurance profits may also be affected by weather catastrophes and other disasters, including terrorist activities.  Life and health insurance profits may be affected by mortality and morbidity rates.  Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers.  Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business.  Proposed or potential tax law changes also may adversely affect insurance companies’ policy sales, tax obligations, and profitability.  In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses resulting from many things, including acts of terrorism, which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies’ subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company’s investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations, and (viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems.  Further, the National Association of Insurance Commissioners and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws.  In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulations.  It is difficult to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories.  Failure to comply with these laws and regulations could cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation.  By some estimates, there are thousands of potential waste sites subject to clean up.  The insurance industry is involved in extensive litigation regarding coverage issues.  The Comprehensive Environmental Response Compensation and Liability Act of 1980 (Superfund) and comparable state statutes (mini-Superfund) govern the clean-up and restoration by “Potentially Responsible Parties” (“PRPs”).  Superfund and the mini-Superfunds (Environmental Clean-up Laws or ECLs) establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs.  The extent of liability to be allocated to a PRP is dependent on a variety of factors.  The extent of clean-up necessary and the assignment of liability have not been fully established.  The insurance industry is disputing many such claims.  Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and the definition of an occurrence.  Similar coverage issues exist for clean up and waste sites not covered under Superfund.  To date, courts have been inconsistent in their rulings on these issues.  An insurer’s exposure to liability with regard to its insureds that have been, or may be, named as PRPs is uncertain.  The Superfund Amendments and Reauthorization Act (“SARA”) amended Superfund on October 17, 1986.  SARA reflected the Environmental Protection Agency’s experience in administering the complex Superfund program during its first six years and made several important changes.  Among other things, SARA: required Superfund actions to consider the standards and requirements found in other State and Federal environmental laws and regulations; provided new enforcement authorities and settlement tools; increased state involvement in every phase of the Superfund program; and increased the size of the trust fund to $8.5 billion.  Superfund reform proposals have been introduced in Congress but none have been enacted.  There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals.  If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced.  In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker-dealers, investment banks, finance companies and mutual fund companies.  Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, Page 12 such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole.  Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets.  Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as on the stock prices, of these companies.  Furthermore, there can be no assurance that the issuers of the common stocks included in this Fund will be able to respond in a timely manner to compete in the rapidly developing marketplace.  In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Recent negative developments relating to the subprime mortgage market have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, thus making borrowing on favorable terms more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial- services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

           JNL/Mellon Capital Management Healthcare Sector Fund.  An investment in this Fund should be made with an understanding of the characteristics of the pharmaceutical and healthcare industries and the risks that such investment may entail.

Pharmaceutical and healthcare companies include companies involved in drug development and production services, biotechnology, and advanced medical devices and instruments.  Such companies are subject to governmental regulation of their products and services, a factor that could have a significant and possibly unfavorable effect on the price and availability of such products or services.  Furthermore, such companies face the risk of increasing competition from new products and services, generic drug sales, the termination of their patent protection for drug or medical supplies products and the risk that technological advances will render their products or services obsolete.  The research and development costs of bringing a drug or other medical product to market are substantial and include lengthy government review processes, with no guarantee that the product will ever come to market.  Such companies may also have persistent losses during a new product’s transition from development to production, and revenue patterns may be erratic.  In addition, healthcare facility operators may be affected by events and conditions including, among others, demand for services, the ability of the facility to provide the services required, physicians’ confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the pharmaceutical field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics.  On a worldwide basis, such companies are involved in the development and distribution of drugs, vaccines, medical products and services.  These activities may make the pharmaceutical and healthcare sectors very attractive for investors seeking the potential for growth in their investment portfolio.  However, there are no assurances that the Fund’s objectives will be met.

Legislative proposals concerning healthcare are considered from time to time.  These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans.  It is not possible to predict the effect of any of these proposals, if enacted, on the issuers of common stock in the Fund.

JNL/Mellon Capital Management Oil & Gas Sector Fund. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the energy industry in general.

The Oil & Gas Sector Fund invests in common stock of companies involved in the energy industry.  The business activities of companies whose stocks are held in this Fund may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.  Companies participating in new activities resulting from technological advances or research discoveries in the energy field are also considered for this Fund.

The securities of companies in the energy field are subject to changes in value and dividend yield that depend, to a large extent, on the price and supply of energy fuels.  Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.  As a result of the foregoing, the common stocks held in this Fund may be subject to rapid price volatility.  It is not possible to predict what impact the foregoing factors will have on the common stocks held in this Fund.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil.  Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries (“OPEC”) and highly uncertain and potentially more volatile oil prices.  The possibility or outbreak of war in the Middle East also may affect the cost and supply of oil and oil-related products.  The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets.  Without excess capacity, supply disruptions in some countries cannot be compensated for by others.  Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption.  Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty.  Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas.  Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system.  Production under the new system has had to be curtailed on at least one occasion as a result of weak prices.  The pressure to deviate from mandatory quotas, if they are re-imposed, is likely to be substantial and could lead to a weakening of prices.  In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production.  Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained.  Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production likely will lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions.  Increasing sensitivity to environmental concerns also will pose serious challenges to the industry over the coming decade.  Refiners likely will be required to make heavy capital investments and major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act.  If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely.  Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies.  No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility.  Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage.  Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials.  Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control.  General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry.  While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted.  Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in this Fund.

JNL/Mellon Capital Management Technology Sector Fund.  An investment in this Fund should be made with an understanding of the characteristics of the technology industry and the risks such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking, communications equipment, Internet access, information providers, semiconductors and semiconductor equipment, and other related products, systems and services.  The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions.  The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products.  An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse affect on an issuer’s operating results.  Furthermore, there can be no assurance that the issuers of the common stock in which the Fund may invest will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stocks of issuers in the technology sector, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially.  In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies.  This market volatility may adversely affect the market price of the common stocks in which the Fund invests.

Some key components of certain products of technology issuers are currently available only from single sources.  There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner.  Accordingly, an issuer’s operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components.  Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards.  Any failure to comply with such standards may result in a significant loss or reduction of sales.  Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries.  There can be no assurance that these customers will place additional orders, or that an issuer of common stock will obtain orders of similar magnitude such as past orders from other customers.  Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies.  Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of common stock owned by the Fund.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.  There can be no assurance that the steps taken by the issuers of the common stocks in which the Fund may invest to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers’ technology.  In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services.  The adoption of any such laws could have a material adverse impact on the common stock in which the Fund may invest.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change.  Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slow down in Asian demand and a shift in retail personal computer sales toward the low end, or “sub-$1000” segment.  Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-price personal computers.

INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

Fundamental Policies Applicable to All Funds.  The following are fundamental policies, which means they may not be changed without the affirmative vote of the majority of the outstanding voting securities of the JNL Variable Fund (or, as to a matter affecting only a particular Fund or Funds, a vote of the majority of the outstanding voting securities of such Fund or Funds).  The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% of the Fund interests represented at a meeting at which more than 50% of the outstanding interests are represented or (ii) more than 50% of the outstanding voting interests.  With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting interests of such Fund vote for the approval of such matter, notwithstanding that: (i) such matter has not been approved by the holders of a majority of the outstanding voting interests of any other Funds affected by such matter, and (ii) such matter has not been approved by the vote of a majority of the outstanding voting JNL Variable Fund interests.

(1)	No Fund may issue senior securities.

(2)
A Fund will not borrow money, except for temporary or emergency purposes, from banks.  The aggregate amount borrowed shall not exceed 25% of the value of a Fund’s assets.  In the case of any borrowing, a Fund may pledge, mortgage or hypothecate up to 15% of its assets.

(3)
A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended, when selling portfolio securities.

(4)	A Fund will not purchase or sell real estate or interests therein.

(5)
A Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

(6)	A Fund may invest in repurchase agreements and warrants and engage in futures and options transactions and securities lending.

None of the Funds are a “diversified company,” as that term is defined in the 1940 Act.  There are no limitations on the concentration of the investments held by any Fund in any particular industry or group of industries.  However, because each Sector Fund invests primarily in common stocks of companies within specific industries, the Sector Funds’ performance is closely tied to, and affected by, those specific industries.  Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly to and move in unison with these and other market conditions.  As a result of these factors, stocks in which the Sector Funds invest may be more volatile than a mixture of stocks of companies from a wide variety of industries.

Operating Policies.  The Managers have adopted additional investment restrictions for the Funds.  The restrictions or operating policies of the Funds may be changed by the Managers without shareholder approval.  The additional investment restrictions adopted by the Managers to date include the following:

(a)	A Fund will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

Minimum Requirement of Rule 35d-1.  Certain of the Funds, as noted herein or in the Prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days’ written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that rule.  This includes Funds of the JNL Variable Fund the names of which include terms that suggest a focus on a particular type of investment.

Insurance Law Restrictions.  In connection with the JNL Variable Fund’s agreement to sell interests in the Funds to separate accounts of insurance companies, JNAM and insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the JNL Variable Fund complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds.  If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action, which might include ceasing to make investments in the Fund or JNL Variable Fund or withdrawing from the state imposing the limitation.  Such restrictions and limitations are not expected to have a significant impact on the JNL Variable Fund’s operations.

MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND

The officers of the JNL Variable Fund manage its day-to-day operations and are responsible to the JNL Variable Fund’s Board of Managers.  The Board of Managers sets broad policies for each Fund and chooses the JNL Variable Fund’s officers.  All of the Managers also serve as Trustees or Managers for the other investment companies in the Fund Complex (as defined below).

The following is a list of the Managers and officers of the JNL Variable Fund, and a statement of their present positions and principal occupations during the past five years.  The following also lists the number of portfolios overseen by the Managers and other directorships of public companies or other registered investment companies held by the Managers.

For purposes of this section, the term “Fund Complex” includes each of the following investment companies: JNL Series Trust ( 72 portfolios), JNL Investors Series Trust ( 2 portfolios), and JNL Variable Fund LLC (20 portfolios).

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Interested Manager
Mark D. Nerud (43) 1 1 Corporate Way Lansing, MI 48951	Manager 2 (1/07 to present) President and Chief Executive Officer (12/06 to present)	100
Principal Occupation(s) During Past 5 Years: President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); President and CEO of other Investment Companies advised by the Adviser (12/06 to present); Vice President (2/99 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

Disinterested Managers
Michael Bouchard (54) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/00 to present)	100
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/99 to present)

William J. Crowley, Jr. (64) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/07 to present)	100
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (1995 to 2002); Board Member of various corporate boards (2002 to present)
Other Directorships Held by Manager:   Director of Alpha Natural Resources; Director of Foundation Coal Holdings, Inc. (from 12/04 until 7/09 when the company was acquired); Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation (from 5/03 until 5/09 when the company was acquired)

Dominic D’Annunzio (72) 1 Corporate Way Lansing, MI 48951	Chairman of the Board 2 (2/04 to present) Manager 2 (6/03 to present)	100
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

Michelle Engler (52) 1 Corporate Way Lansing, MI 48951	Manager 2 (4/00 to present)	100
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)
Other Directorships Held by Manager: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)
James Henry, Ph.D. (71) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/07 to present)	100
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)
Other Directorships Held by Manager: None
Richard McLellan (67) 1 Corporate Way Lansing, MI 48951	Manager 2 (12/03 to present)	100
 Principal Occupation(s) During Past 5 Years: Member, Dykema Gossett PLLC (Law Firm) (1973 to 2007); Senior Counsel, Dykema Gossett PLLC (2007 to present) Adjunct Associate Professor, Michigan State University (2008 to present)

Other Directorships Held by Manager: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)
William R. Rybak (59) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/07 to present)	100
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)
Other Directorships Held by Manager: Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Hoefer Arnett since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002 (overseeing 19 portfolios); Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000.

Patricia A. Woodworth (55) 1 Corporate Way Lansing, MI 48951	Manager 2 (1/07 to present)	100
Principal Occupation(s) During Past 5 Years: Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

Other Directorships Held by Manager: None

1 Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.
2 The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager or Officer
Officers
Karen J. Buiter (45) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/08 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Assistant Vice President – Fund Reporting of the Adviser (4/08 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/08 to present); Treasurer of Henderson Global Funds (2/04 to 3/08); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

Other Directorships Held by Trustee: Not Applicable
Kelly L. Crosser (37) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years: Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

Other Directorships Held by Manager: Not Applicable
Steven J. Fredricks (39) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years: Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

Danielle A. Hernandez (29) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/07 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years: Senior Compliance Analyst of the Adviser (6/09 to present); Compliance Analyst of the Adviser (08/06 to 6/09); Administrative Assistant Of The Adviser (12/05 To 08/06); Executive Assistant At The U.S. House Of Representatives, Washington, D.C. (2002 To 2005)

Daniel W. Koors (39) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years: Senior Vice President of the Adviser (1/09 to present) and Chief Financial Officer of the Adviser (1/07 to present); Vice President of the Adviser (1/07 to 12/08); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006)

Michael Piszczek (52) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years: Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

Other Directorships Held by Manager: Not Applicable
Susan S. Rhee (38) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years: Chief Legal Officer (7/04 to present) and Secretary of the Adviser (11/00 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

Committees of the Board of Managers

The Audit Committee assists the Board of Managers in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the JNL Variable Fund to the public or government agencies.  The Audit Committee is responsible for the selection, subject to ratification by the Board, of the JNL Variable Fund’s independent auditor, and for the approval of the auditor’s fee. The Audit Committee also reviews the JNL Variable Fund’s internal controls regarding finance, accounting, legal compliance and the JNL Variable Fund’s auditing, accounting and financial processes generally.  The Audit Committee also serves as JNL Variable Fund’s “Qualified Legal Compliance Committee,” for the confidential receipt, retention and consideration of reports of evidence of material violations under rules of the SEC.  As of January 1, 2009, Messrs. Crowley, D’Annunzio, Henry and Ms. Woodworth are the members of the Audit Committee.  Ms. Woodworth is Chair of the Audit Committee.  The Audit Committee had four meetings in the last fiscal year.

The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Managers.  The Governance Committee will accept manager nominations from shareholders. Any such nominations should be sent to the JNL Variable Fund’s Governance Committee, c/o Chair of the Governance Committee, Mr. Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402. Mssrs. Bouchard, D’Annunzio, McLellan, Rybak and Mrs. Engler are members of the Governance Committee as of January 1, 2009.  Mr. McLellan serves as Chair of the Governance Committee.  Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee.  The Governance Committee had four meetings in the last fiscal year.

The Investment Committees review the performance of the Funds.   Each Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting.  Each disinterested Manager sits on one of the two Committees.  Mssrs. Crowley, D’Annunzio, Henry, and McLellan are members of Investment Committee A.  Mr. Crowley serves as Chair of Investment Committee A.  Mssrs. Bouchard and Rybak and Mesdames Engler and Woodworth are members of Investment Committee B.  Mr. Rybak serves as Chair of Investment Committee B.  The Managers do not receive any additional compensation for their service on the Investment Committees.

Certain Positions of Disinterested Managers and their Family Members

None of the disinterested Managers, nor any member of a disinterested Manager's immediate family, held any position (other than the disinterested Manager’s position as such with the JNL Variable Fund or other funds in the Fund Complex) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

Ownership of Managers of Shares in the Funds of the JNL Variable Fund

As of December 31, 2009 , the Managers beneficially owned the following interests in shares of the Funds: [to be updated by amendment]

Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Manager in the Family of Investment Companies
Michael Bouchard 3	None	Less than $10,000
William J. Crowley, Jr. 3	None	Over $100,000
Dominic D’Annunzio 3	None	Over $100,000
Michelle Engler 3	None	Over $100,000
James Henry 3	None	Over $100,000
Richard McLellan 1	None	Over $100,000
Mark D. Nerud 2	None	Over $100,000
William R. Rybak	None	None
Patricia A. Woodworth3	None	Over $100,000

1 Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds.

2 Mr. Nerud is the beneficial owner of interests in certain other Funds in the Fund Complex through his participation in a qualified retirement plan maintained by Jackson for its officers and employees, which invests in certain other Funds in the Fund Complex.

3 Pursuant to the Deferred Compensation Plan, Mssrs. Bouchard, Crowley, D’Annunzio, and Henry and Ms. Engler and Ms. Woodworth deferred a portion of their compensation that tracks shares of one or more series of JNL Investors Series Trust.

As described in the Prospectus, interests in the Funds are sold only to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts (“Contracts”), and other regulated investment companies.

Ownership by Disinterested Managers of Interests in Certain Affiliates of the JNL Variable Fund

As of December 31, 2009 , [to be updated by amendment] none of the disinterested Managers, nor any member of a disinterested Manager’s immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.

Manager Compensation

The officers of the JNL Variable Fund and the Manager who is an “interested person” receives no compensation from the JNL Variable Fund.   Effective January 1, 2010, e ach disinterested Manager (except the Chairman of the Board) is paid by the Funds an annual retainer of $ 90 ,000, as well as a fee of $7,000 for each meeting of the Board of Managers attended.  The Chairman of the Board of Managers receives an annual retainer of $ 120 ,000, as well as a fee of $7,000 for each meeting of the Board of Managers attended.  The Chair of the Audit Committee receives an additional annual retainer of $15,000 for her services in that capacity.  The members of the Audit Committee receive $2,500 for each in-person and telephonic Audit Committee meeting.   The Chair of the Governance Committee receives an additional annual retainer of $15,000 for his services in that capacity.  The members of the Governance Committee will receive $2,500 for each in-person or telephonic Governance Committee meeting.  If a Manager participates in a Board meeting by telephone, the Manager will receive half of the meeting fee.

Managers will receive $2,500 per day plus travel expenses when traveling, on behalf of a Fund, out of town on Fund business (which, generally, does not include attending educational sessions or seminars).  However, if a Board or Committee meeting is held out of town, Managers will not receive the “per diem” fee plus the Board or Committee fee for such out of town meeting, but rather will receive the greater of $2,500 or the meeting fee.

The disinterested Managers and the Fund’s Chief Compliance Officer received the following compensation for their services during the fiscal year ended December 31, 2009 : [to be updated by amendment]

Manager	Aggregate Compensation from the JNL Variable Fund1	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex
Michael Bouchard		$$0	$0	$4
William J. Crowley, Jr.		$$0	$0	$5
Dominic D’Annunzio 3		$$0	$0	$6
Michelle Engler		$$0	$0	$
James Henry		$$0	$0	$
Richard McLellan		$$0	$0	$
William R. Rybak		$$0	$0	$
Patricia Woodworth		$$0	$0	$7
Steven J. Fredricks 2		$$0	$0	$

1
The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, and JNL Series Trust  (the “Fund Complex”) .  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers is $ ___________ .

2
Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex.  The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.
4	Amount includes $ _______ deferred by Mr. Bouchard.
5	Amount includes $ _______ deferred by Mr. Crowley.
6	Amount includes $ _______ deferred by Mr. D’Annunzio.
7	Amount includes $ _______ deferred by Ms. Woodworth.

Neither the JNL Variable Fund nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Managers.

Selection of Manager Nominees

The Board is responsible for considering Manager nominees at such times as it considers electing new Managers to the Board.  The Governance Committee, on behalf of the Board, leads the Board in its consideration of Manager Candidates.  The Board and the Governance Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms, which the Board or the Governance Committee may engage from time to time and will also consider shareholder recommendations.  The Board has not established specific, minimum qualifications that it believes must be met by a Manager nominee.  In evaluating Manager nominees, the Board and the Governance Committee consider, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules.  The Board and the Governance Committee also consider whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.  There are no differences in the manner in which the Board and the Governance Committee evaluate nominees for Manager based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a Manager nominee should submit his or her recommendation in writing to the Chair of the Governance Committee, Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402.  At a minimum, the recommendation should include:

•	The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

•	A statement concerning whether the person is an “interested person” as defined in the 1940 Act;

•	Any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•
The name and address of the person submitting the recommendation, together with an affirmation of the person’s investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information, which the person submitting it believes would assist the Board and the Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential plc (the parent company of JNAM and distributor) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Governance Committee decides to nominate an individual as a Manager, Board members customarily interview the individual in person.  In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a Manager of a registered investment company.

PRINCIPAL HOLDERS OF THE FUNDS’ INTERESTS

As of  ___________, 2010 [to be updated by amendment] , the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of each class of each Fund of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to a separate account of Jackson and Jackson National Life Insurance Company of NY (“Jackson NYSM”) to fund certain variable contracts (the “Contracts”) issued by Jackson and Jackson NY through its separate account and to other registered investment companies, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable.  This is sometimes referred to as “pass through” voting.  Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson in the same proportions as those interests for which voting instructions are received from Contract owners.  This is sometimes referred to as “echo” voting.

As of ___________, 2010 [to be updated by amendment] , the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  To the knowledge of management of the Fund, as of ___________, 2010 [to be updated by amendment] , the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:

Fund	Name and Address	Amount of Ownership	Percentage of Shares owned

INVESTMENT ADVISER, SUB-ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

JNAM is registered as an investment adviser with the SEC pursuant to the Investment Advisers Act of 1940, as amended.

JNAM, 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund.  As investment adviser, JNAM provides the JNL Variable Fund with professional investment supervision and management.  The Adviser is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

The Adviser acts as investment adviser to the JNL Variable Fund pursuant to an Investment Advisory and Management Agreement.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by: (i) a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund, and (ii) the interest holders of each Fund or the Board of Managers.  It may be terminated at any time upon 60 days’ written notice by the Adviser, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment.  Additional Funds may be subject to a different agreement.  The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the JNL Variable Fund pays the Adviser a fee in respect of each Fund as described in the Prospectus.

The Funds are obligated to pay the Adviser the following fees:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31%
$100 million to $750 million	0.28%
Over $750 million	0.27%

The fees paid by the Fund to the Adviser for the fiscal year ended December 31, 2007, December 31, 2008 , and December 31, 2009 were $35,113,371, $30,128,409 , and $__________ , respectively. [to be updated by amendment]

Fund	December 31, 2009	December 31, 2008	December 31, 2007
JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P® 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq® 25 Fund
JNL/Mellon Capital Management Value Line® 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P® 24 Fund
JNL/Mellon Capital Management S&P® SMid 60 Fund
JNL/Mellon Capital Management NYSE® International 25 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Investment Sub-Adviser – Mellon Capital Management Corporation

The Adviser has entered into an Investment Sub-Advisory Agreement with Mellon Capital Management Corporation (“Mellon Capital”), to manage the investment and reinvestment of the assets of each Fund, subject to the Adviser’s supervision.

Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund of the JNL Variable Fund.  Mellon Capital’s address is 50 Fremont Street, Suite 3900, San Francisco, California 94105.  Mellon Capital is a wholly owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company.

Portfolio Manager Compensation Structure

Passively Managed Mutual Fund Portfolio Manager Compensation

As of December 29, 2008, the primary objectives of the Mellon Capital compensation plans are to:

•	Motivate and reward continued growth and profitability
•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
•	Motivate and reward superior business/investment performance
•	Create an ownership mentality for all plan participants

The investment professionals' cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). An investment professional's base salary is determined by the employees' experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital's financial performance. The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in cash on an annual basis.

All key staff of Mellon Capital are also eligible to participate in the Mellon Capital Long Term Incentive Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position's scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in Mellon Capital's net income.

Mellon Capital's portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of December 31, 2009 : [to be updated by amendment]

JNL/Mellon Capital Management DowSM 10 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management S&P® 10 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Global 15 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Nasdaq® 25 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Value Line® 30 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management DowSM Dividend Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management S&P® 24 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management 25 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Select Small-Cap Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management VIP Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management JNL Optimized 5 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management JNL 5 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Communications Sector Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Consumer Brands Sector Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Financial Sector Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Healthcare Sector Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Oil & Gas Sector Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management Technology Sector Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management NYSE® International 25 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

JNL/Mellon Capital Management S&P® SMid 60 Fund
Richard Brown, Karen Wong	Number Of Accounts	Total Assets
registered investment companies:		$
other pooled investment vehicles:		$
other accounts:		$

Conflicts of Interest

At Mellon Capital, individual portfolio managers may manage multiple accounts for multiple clients.  Mellon Capital manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by select corporate officers.  Mellon Capital has developed control procedures to ensure that no one client, regardless of type, is intentionally favored at the expense of another.

Security Ownership of Portfolio Manager(s) for the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management S&P® 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management S&P®24 Fund, the JNL/Mellon Capital Management 25 Fund, the JNL/Mellon Capital Management Select Small-Cap Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund, the JNL/Mellon Capital Management NYSE® International 25 Fund, and the JNL/Mellon Capital Management S&P® SMid 60 Fund are as follows: [to be updated by amendment]

Security Ownership of Portfolio Managers	Richard Brown	Karen Wong
None
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Under the Sub-Advisory Agreement, Mellon Capital provides each Fund with discretionary investment services.  Specifically, Mellon Capital is responsible for supervising and directing the investments of each Fund in accordance with each Fund’s investment objective, program, and restrictions as provided in the Prospectus and this SAI.  Mellon Capital is also responsible for effecting all security transactions on behalf of each Fund.  The Sub-Advisory Agreement also provides that Mellon Capital, its directors, officers, employees, and certain other persons performing specific functions for the Funds will only be liable to the Funds for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

The Sub-Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund and by the interest holders of each Fund or the Board of Managers.  It may be terminated at any time upon 60 days’ written notice by Fund or the Adviser or upon 90 days’ notice by the sub-adviser, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund.  Additional Funds may be subject to a different agreement.  The Sub-Advisory Agreement also provides that Mellon Capital is responsible for compliance with the provisions of Section 817(h) of the Internal Revenue Code of 1986, as amended (“Code”), applicable to each Fund (relating to the diversification requirements applicable to investments in funds underlying variable annuity contracts).

The Adviser is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund the following fees:

Assets	Annual Rate
First $50 million	0.09%
Next $50 million	0.06%
$100 million to $750 million	0.03%
Over $750 million	0.015%

The break points apply to the assets of each Fund separately.

License Agreements.  Jackson has entered into a License Agreement with Dow Jones & Company under the terms of which the Funds and Jackson are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones & Company.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s MidCap 400 Index,” “S&P SmallCap 600 Index” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson.   The JNL/Mellon Capital Management S&P® 10 Fund, the JNL/Mellon Capital Management S&P® 24 Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s index are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. (“S&P”), and its affiliates.  S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P’s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Fund.  S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s (“VLPI”) only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the “System”), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s).  The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by JNAM.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to the Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

Administrative Fee.  Each Fund pays to JNAM, as administrator of the Fund (“Administrator”) an Administrative Fee.  Each Fund, except the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund, pay an Administrative Fee of 0.15% of the average daily net assets of each Fund.  The JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund pay an Administrative Fee of 0.20% of the average daily net assets of each Funds.  In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for interest expenses, registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2007 , December 31, 2008 , and December 31, 2009 were $19,200,019, $16,286,291, and $_____________, respectively.

Custodian and Transfer Agent .   JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017 , acts as custodian for each Fund of the JNL Variable Fund.  In general, the custodian is responsible for holding the cash and securities of the Funds and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.   The custodian is an affiliate of J.P. Morgan Investment Management Inc.   JPMorgan Chase Bank, N.A. is an indirect subsidiary of JPMorgan Chase & Co.

JNAM is the transfer agent and dividend-paying agent for each Fund of the JNL Variable Fund.

Independent Registered Public Accounting Firm.  The Managers have appointed KPMG LLP as the Fund’s independent registered public accounting firm.  KPMG LLP, 303 E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Fund’s annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.

The Distributor.  Jackson National Life Distributors LLC (“Distributor” or “JNLD”), 7601 Technology Way, Denver, Colorado 80237, is the distributor of the shares of the Fund.  JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America.  The Distribution Agreement was approved by the Board of Managers on June 10-11 , 2009 .

Rule 12b-1 Plan.  Rule 12b-1 under the 1940 Act prohibits an investment company, or any separate series or class of shares, from engaging “directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by such company, including but not necessarily limited to, advertising, compensation of underwriters, dealers, and sales personnel, the printing and mailing of Prospectuses to other than current shareholders, and the printing and mailing of sales literature,” unless the company has adopted a written plan authorizing those expenditures in compliance with Rule 12b-1.

On June 10-11 , 2009 , the Board of Managers of JNL Variable Fund, including all of the Independent Managers, approved the continuation of the Rule 12b-1 Plan pursuant to the Rule 12b-1 with respect to the Class A interests of each Fund.  Also at that meeting, the Board, including all of the Independent Managers, approved a related Distribution Agreement with JNLD, appointing JNLD as distributor of the interests of JNL Variable Fund.  JNLD currently serves as distributor for other investment companies advised by JNAM and for Variable Contracts issued by Jackson and Jackson NY.

Current interest holders of each Fund, who will become the Class A interest holders of that Fund under the multi-class plan, must approve the Rule 12b-1 Plan before it may become effective for that Fund.

Under the Rule 12b-1 Plan, each Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A interests of the Fund.  To the extent consistent with the Rule 12b-1 Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.  The types of services and expenses that may be reimbursed or compensated pursuant to the Rule 12b-1 Plan include, but are not limited to, the following:

•
Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the JNL Variable Fund or the Funds, including materials intended for use by Jackson and its affiliates, or for broker-dealer only use or retail use;

•	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of interests of the JNL Variable Fund or the Funds;

•	Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

•
Obtaining information and providing explanations to Variable Contract owners regarding the Funds’ investment objectives and policies and other information about the JNL Variable Fund and the Funds, including the performance of the Funds.

•	Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

•	Financing any other activity that the JNL Variable Fund’s Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund interests.

Fund Transactions and Brokerage.  Pursuant to the Sub-Advisory Agreement, the sub-adviser is responsible for placing all orders for the purchase and sale of portfolio securities of the Fund with broker-dealers selected in their discretion.  The sub-adviser is obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Fund (“best execution”), and the sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation.  In doing so, a Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions.  Over-the-counter stocks, bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer.  For securities traded primarily in the over-the-counter market, the sub-adviser may deal directly with dealers who make a market in the securities.  Such dealers usually act as principals for their own account.  Securities may also be purchased or sold from various market centers.  Securities may also be purchased from or sold by investment banks.

In selecting broker-dealers through which to effect transactions, the sub-adviser gives consideration to a number of factors described in its policy and procedures. The sub-adviser’s policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution.  Consideration of these factors by the sub-adviser, either in terms of a particular transaction or the sub-adviser’s overall responsibilities with respect to the Fund and any other accounts managed by the sub-adviser, could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Sub-Advisory Agreement, and subject to best execution, the sub-adviser also expressly is permitted to give consideration to the value and quality of any “brokerage and research services” (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer.  In placing a purchase or sale order, the sub-adviser may use a broker-dealer whose commission in effecting the transaction is higher than that another broker-dealer might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser’s overall responsibilities with respect to the Fund and any other accounts managed by the sub-adviser.  Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy.  Research services provided by broker-dealers through which the sub-adviser effects Fund transactions may be used by the sub-adviser in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-adviser’s services to the Fund.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.

During the fiscal year ended December 31, 2008, the Funds did not direct portfolio securities transactions nor pay any commissions thereon, to broker-dealers which provided research services to the Funds’ sub-adviser.

The Managers periodically review the sub-adviser’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.

Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Fund, the Adviser or a sub-adviser, if, in the sub-adviser’s judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.

All transactions with affiliated broker-dealers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, the sub-adviser is permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member.  All such transactions are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, the sub-adviser is permitted to cause a Fund to purchase securities in an initial public offering from or sell securities to another account, including another investment company, advised by the sub-adviser.  All such transactions are reported to and reviewed by the Managers on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company.  Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating.  When such concurrent authorizations occur the executions will be allocated in an equitable manner.

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal year ended December 31, 2007
JNL/Mellon Capital Management DowSM 10 Fund		$160,092	$75,357
JNL/Mellon Capital Management S&P® 10 Fund		368,497	169,808
JNL/Mellon Capital Management Global 15 Fund		632,730	324,134
JNL/Mellon Capital Management Nasdaq® 25 Fund		40,840	67,234
JNL/Mellon Capital Management Value Line® 30 Fund		238,536	328,225
JNL/Mellon Capital Management DowSM Dividend Fund		229,968	162,907
JNL/Mellon Capital Management S&P® 24 Fund		13,937	12,545
JNL/Mellon Capital Management S&P® SMid 60 Fund		93,284	41,522
JNL/Mellon Capital Management NYSE® International 25 Fund		72,394	51,899
JNL/Mellon Capital Management 25 Fund		372,172	102,303
JNL/Mellon Capital Management Select Small-Cap Fund		569,228	126,764
JNL/Mellon Capital Management VIP Fund		147,884	263,872
JNL/Mellon Capital Management JNL 5 Fund		1,875,796	2,102,874
JNL/Mellon Capital Management JNL Optimized 5 Fund		267,128	200,751
JNL/Mellon Capital Management Communications Sector Fund		68,896	69,876
JNL/Mellon Capital Management Consumer Brands Fund		16,203	13,294
JNL/Mellon Capital Management Financial Sector Fund		51,237	16,373
JNL/Mellon Capital Management Healthcare Fund		50,287	25,947
JNL/Mellon Capital Management Oil & Gas Sector Fund		103,074	79,957
JNL/Mellon Capital Management Technology Sector Fund		60,584	51,099

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:

Name of Broker/Dealer	Period Ended December 31, 2009	Period Ended December 31, 2008	Period Ended December 31, 2007
The Bank of New York Mellon Corporation		$3,864	$0

The percentage of the Fund’s aggregate brokerage commissions paid to affiliated broker-dealers during the fiscal year ended December 31, 2009 is as follows:

FUND	Broker/Dealer	Percentage of Aggregate Commissions

As of December 31, 2009 , the following Funds owned securities of one of the Fund’s regular broker-dealers, or a publicly traded parent company of such broker-dealer:

Fund	Broker-Dealer	Value of Securities Owned (In Thousands)

Code of Ethics.  To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the JNL Variable Fund, the Adviser, and Mellon Capital have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.  These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds.  The JNL Variable Fund’s and the Adviser’s Code complies, in all material respects, with the recommendations of the Investment Company Institute.  Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Funds.

Proxy Voting for Securities Held by the Funds.  The Board of Managers has adopted the proxy voting policy and procedure (“Policy”) of the Adviser, pursuant to which the Managers have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Funds have adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Policies”).  The policies and procedures (or summaries) are attached to this SAI.  The Managers will review each Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Funds’ Shareholders, the Adviser, or the Sub-Advisers, the Sub-Advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Managers on such conflicts.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders.  The Sub-Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  In addition, the sub-advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson’s or Jackson NY’s website at www.jackson.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

DISCLOSURE OF PORTFOLIO INFORMATION

Policies and Procedures

I.             Introduction

JNAM is the investment adviser to the Funds and certain affiliated and non-affiliated sub-advisers conduct the day-to-day management of the Funds.  Pursuant to the sub-advisers’ respective “Sub-Advisory Agreements” with JNAM, the sub-advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds.  The Adviser, pursuant to exemptive relief granted by the SEC, is a “Manager of Managers,” and monitors and reviews the performance of the sub-advisers and the Funds.  In providing this oversight function, JNAM regularly reports to the Funds’ Board related to sub-adviser management, trading, and compliance functions.  The Adviser does not make individual investment decisions on behalf of the Funds.  The Adviser does not have a portfolio management department and does not operate a trading desk.  The Adviser provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

Certain of the Funds underlie variable products sponsored by Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain “Qualified Retirement Plans.”

II.             Statement of Policy.

JNAM, the Distributor, and the Funds’ Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds’ portfolio holdings.  In adopting these policies and procedures, the Funds’ Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders (contractholders).  The procedures are designed to control the disclosure of Fund portfolio information.  These policies and procedures are intended to balance the interests of the Funds’ shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds.  The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.

As a general matter, it is the policy that public disclosure of information concerning the Funds’ portfolio holdings should allow all relevant parties consistent and equal access to portfolio information.  In applying these principles, the Funds’ portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

A.             Policy Requirements.   In order to implement this policy, the procedures generally provide that:

(i)             Information about the Funds’ portfolio holdings may not, except as set forth herein, be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end;

(ii)             Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) may not be disclosed, except as expressly authorized by the Funds’ President;

(iii)             Portfolio holdings information for certain of the Funds 1 (including, but not limited to, the “Fund of Funds,” “Target Funds,” and “Index Funds”) that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds’ website one (1) day prior to the use of any printed materials; and

(iv)             Information about the Funds’ portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

B.             Public Disclosures.   Information regarding each Fund’s portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC.  Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

III.             Disclosures

In accordance with the foregoing policies, the Funds and the Distributor may periodically disclose portfolio holdings information.

A.             Portfolio Overviews.

(i)             Actively Managed Funds.   The Funds and the Distributor may disclose the Funds’ ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of actively managed Fund shares.  The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis.  The Funds will disclose their ten (10) largest portfolio holdings on the Funds’ website at www.jackson.com one (1) day prior to the use of any printed materials.

(ii)             Index Funds, Fund of Funds, and Target Funds.   For the Index Funds, the Fund of Funds, and the Target Funds (generally, those Funds sub-advised by Standard & Poor’s Investment Advisory Services LLC and/or Mellon Capital Management Corporation), the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, thirty (30) days after any of the following:

(A)	The relevant reporting periods;

(B)             The “Stock Selection Date”; or

(C)             The effective date of new money allocations and/or rebalances.

Provided that such disclosures are not provided to any broker-dealers on a preferential basis.  The Funds will disclose such portfolio holdings on the Funds’ website at www.jackson.com one (1) day prior to the use of any printed materials.

B.             Service Providers.   The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar):

(i)             On a quarterly basis, however, such holdings information shall be released not sooner than thirty (30) days after the end of the relevant reporting period;

(ii)             At such time as those service providers may request; and/or

(iii)             As necessary for JNAM and the Funds to obtain materials and information from the service providers and/or rating services.

The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds.  Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.  Although the Adviser cannot require the service providers to adopt a Code of Ethics to monitor and limit employee trading, any such trading would violate the confidentiality agreements JNAM has in place.

C.             Other Disclosures.   The Funds periodically provide information concerning their portfolio holdings to certain entities in connection with transactions/services provided to, or on behalf of, the Funds, including, but not limited to, sub-advisers and service providers, the Adviser’s consultants, the distributor, senior management and personnel at Jackson, the custodian, the transfer agent(s), broker-dealers, and counterparties, pricing vendors, and the Funds’ Board.  In addition to the Adviser, these service providers may include, but are not limited to, any sub-adviser, transition manager (for mergers and sub-adviser transitions), distributor, auditor, legal counsel to the funds, the trustees or managers, and/or the Funds’ other service providers.  Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes.  Although the confidentiality agreement does not explicitly limit or restrict personal securities transactions, JNAM and the Funds may, from time-to-time, limit or restrict personal securities transactions to prevent violations of these policies and procedures, the Code of Ethics, and JNAM’s Insider Trading Policies and procedures.  The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund.

D.             Exceptions.   From time-to-time, the Funds may need to disclose portfolio holdings and other information.  The Funds’ President shall examine appropriateness of any such disclosure(s).  Upon review and authorization by the Funds’ President, in writing, and upon his/her determination that such disclosures would be in the interests of the relevant Fund(s) and its shareholders, a Fund(s) may disclose portfolio holdings information.  Such authorization shall be disclosed to the Funds’ Board.

E.             Regulatory and Legal Disclosures.   The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, as part of a legal proceeding or criminal investigation, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

F.             Monitoring Portfolio Holdings Disclosure and Trading.   JNAM and the Funds will review the personal securities transactions of their Access Persons, pursuant to the Code of Ethics.  The sub-advisers and distributor have each, individually adopted a Code of Ethics and are responsible for monitoring the personal trading activities of their respective personnel.

IV.             Reporting, Recordkeeping, and Exceptions.

Any exceptions to these policies and procedures authorized by the Funds’ President shall be reported to the Funds’ Board.  The Funds’ Board shall also receive annual reports concerning the operation of these policies and procedures.  The Funds’ Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.  All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.

PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS

The Separate Account may purchase interests of the Funds at their net asset value.  Interests are purchased using premiums received on policies issued by Jackson.  The Separate Account is funded by interests of the Funds.

All investments in the Funds are credited to the interest holder’s account in the form of full and fractional interests of the designated Funds (rounded to the nearest 1/1000 of an interest).  The JNL Variable Fund does not issue interest certificates.

As stated in the Prospectus, the net asset value (“NAV”) of each Fund’s interests is determined once each day on which the New York Stock Exchange (“NYSE”) is open (a “Business Day”) at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday).  The NAV of a Fund’s interests is not determined on the days the NYSE is closed, which days generally are New Year’s Day, Martin Luther King Jr. holiday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  The Funds’ may not determine a NAV on days when the NYSE is closed due to regulatory order, or on other days determined by the Funds’ Board of Managers.

The per interest NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of interests outstanding.  In determining NAV, securities listed on the national securities exchanges, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Securities that are traded on the over-the-counter market are valued at their closing bid prices.  The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation.  A Fund will determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.  Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Managers have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Managers, the “fair value” of securities for which a current market price is not available.

Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets.  Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day.  In addition, European and Far Eastern securities trading generally, or in a particular country or countries may not take place on all Business Days due to differing national holidays or for other reasons.  Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund’s net asset value is not calculated.

A Fund calculates net asset value per share, and effects sales, redemptions and repurchases of its shares at that net asset value per share, as of the close of the NYSE once on each Business Day.  Because the calculation of a Fund’s net asset value does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Funds’ procedures for pricing portfolio securities authorize the Administrator, subject to ratification by the Managers, to determine the fair value of such securities for purposes of calculating a Fund’s net asset value.  This will occur if the Administrator determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund’s net asset value calculation.  A significant event is one that can be expected materially to affect the value of such securities.  Certain specified percentage movements in U.S. equity market indices are deemed under the Funds’ pricing procedures to be a significant event.  Accordingly, on any day on which such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund’s net asset value.

The Fund may suspend the right of redemption for any Fund only under the following unusual circumstances:  (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of interest holders.

1 The Fund of Funds, Target Funds, and Index Funds (such as the JNL/S&P Managed Conservative Fund and the JNL/Mellon Capital Management International Index Fund) generally include those Funds sub-advised by Standard & Poor’s Investment Advisory Services LLC and/or Mellon Capital Management Corporation.  The Fund of Funds, Target Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

DESCRIPTION OF INTERESTS; VOTING RIGHTS; INTEREST HOLDER INQUIRIES

Description of Interests.  The JNL Variable Fund may issue an unlimited number of full and fractional interests of each Fund and divide or combine such interests into a greater or lesser number of interests without thereby changing the proportionate interests in the Fund.  Each interest of a Fund represents an equal proportionate interest in that Fund with each other interest.  The JNL Variable Fund reserves the right to create and issue any number of series of interests.  In that case, the interests of each series would participate equally in the earnings, dividends, and assets of the particular Fund.  Upon liquidation of a Fund, interest holders are entitled to share pro rata in the net assets of such Fund available for distribution to interest holders. Each issued and outstanding interest in a Fund is entitled to participate equally in dividends and distributions declared by its corresponding Fund, and in the net assets of the Fund remaining upon liquidations or dissolution after outstanding liabilities are satisfied.  The interests of each Fund, when issued, are fully paid and non-assessable.  They have no preemptive, conversion, cumulative dividend or similar rights.  They are freely transferable.  Interests in a Fund do not have cumulative rights.  This means that owners of more than half of the JNL Variable Fund’s interests voting for election of Managers can elect all the Managers if they so choose.  Then, the remaining interest owners would not be able to elect any Managers.

Voting Rights.  Interest holders are entitled to one vote for each interest held.  Interest holders may vote on the election of Managers and on other matters submitted to meetings of interest holders.  In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of interests of the particular Fund affected by the proposal.  When a majority is required under the 1940 Act, it means the lesser of 67% or more of the interests present at a meeting when the holders of more than 50% of the outstanding interests are present or represented by proxy, or more than 50% of the outstanding interests.

Because the interests in the Funds of JNL Variable Fund have been sold only to a separate account of Jackson and Jackson NY to fund certain variable contracts (the “Contracts”) issued by Jackson and Jackson NY through its separate account and to other regulated investment companies, Jackson and the regulated investment companies are the owner of record of all of the interests in the Funds.  As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its Separate Account in accordance with the voting instructions received from Contract owners to whose Contracts such interests are attributable.  This is sometimes referred to as “pass through” voting.  Further, those interests held in the Separate Account for which no voting instructions are received from Contract owners, also will be voted by Jackson in the same proportions as those interests for which voting instructions are received from Contract owners.  This is sometimes referred to as “echo” voting.  The Amended and Restated Operating Agreement of the Fund provides that a majority of the interests entitled to vote shall be a quorum for the transaction of business at a meeting of interest holders.  As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.

Interest Holder Inquiries.  All inquiries regarding the JNL Variable Fund should be directed to the JNL Variable Fund at the telephone number or address shown on the cover page of the Prospectus.

TAX STATUS

The JNL Variable Fund consists of two types of Funds for tax purposes:  (i) Disregarded Entity Funds and (ii) Regulated Investment Company Funds.

Disregarded Entity Funds

A disregarded entity is an entity that is treated as an entity not separate from its single owner (Jackson, pursuant to variable insurance contracts).  As a limited liability company whose interests are sold only to Jackson Separate Accounts, the JNL Variable Fund and its Disregarded Entity Funds are ignored as separate entities for federal tax purposes.

Jackson, through its separate accounts, is treated as owning the assets of the Disregarded Entity Funds directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies).  Under current tax law, interest, dividend income and capital gains of the Disregarded Entity Funds are not taxable to the Disregarded Entity Funds, and are taxed as part of the operations of Jackson.

Regulated Investment Company Funds

Each Regulated Investment Company Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  The interests in each Regulated Investment Company Fund are owned by one or more separate accounts of Jackson and the JNL/S&P Funds that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust, which are regulated investment companies under Subchapter M of the Code.  Each Regulated Investment Company Fund is treated as a separate corporation for purposes of the Code.  Since each Regulated Investment Company Fund intends to distribute all of its net investment income and net capital gains to its owners, each Regulated Investment Company Fund will not be required to pay any federal income taxes.  Furthermore, distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carryforwards.

If any Regulated Investment Company Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund’s earnings and profits, and (3) most importantly, each insurance company separate account invested therein and the variable annuity and variable life insurance contracts supported by that account would no longer be eligible for tax deferral.  In addition, the Regulated Investment Company Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment.  Furthermore, the variable annuity and life insurance contracts could also lose the tax deferral if the Regulated Investment Company Fund separately failed to satisfy the diversification requirements of Section 817(h).

The Fund reinvests all income dividends and capital gain distributions, if any, on Regulated Investment Company Fund shares automatically in additional shares of the Regulated Investment Company Fund, unless otherwise requested by a shareholder.  The reinvestment is made at the NAV determined on the ex-dividend date, which is generally the first business day following the record date.

Each Regulated Investment Company Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Regulated Investment Company Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company.

Contract Owners

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity or life insurance policy.  Additional information relating to the tax treatment of the variable annuity and life insurance policies for which the Funds serve as underlying funding alternatives is contained in the Prospectuses for those policies.

Internal Revenue Code Diversification Requirements

Section 817(h) of the Code imposes certain diversification requirements on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity and variable life policies issued by Jackson.  Failure to satisfy those requirements would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy.  Under the regulations, a segregated asset account, such as the Fund, will be deemed adequately diversified if as of the close of each calendar quarter (or within 30 days after such last day), (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments.  For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

Treasury Regulations amplify the diversification requirements set forth in Section 817(h) and provide an alternative to the provision described above.  Section 817(h)(2) and the Treasury Regulations provide that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification requirements if, as of the close of each calendar quarter (or within 30 days after such last day), the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.  Each Fund intends to comply with these diversification requirements.

Each Fund is managed with the intention of complying with these alternative diversification requirements under the Treasury Regulations.  It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

FINANCIAL STATEMENTS

The financial statements of the JNL Variable Fund as of and for each of the periods presented through June 30, 2009 (unaudited) and December 31, 2009 (audited), are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund’s Semi-Annual Report and Annual Report to interest holders.  The Semi-Annual Report and Annual Report are available at no charge upon written or telephone request to the JNL Variable Fund at the address and telephone number set forth on the front page of this SAI.

JNL VARIABLE FUND LLC

PART C
OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 23. Exhibits

(a)		Certificate of Formation of Registrant dated October 15, 1998, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on November 30, 1998.

(b)	(1)	Operating Agreement of Registrant, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

(2)
Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.

(3)
Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(4)
Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(c)		Not Applicable

(d)	(1)
Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

(2)
Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and First Trust Advisors L.P., incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 20, 1999.

(3)
Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

(4)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and First Trust Advisors L.P. dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

(5)
Amendment to Investment Advisory and Management Agreement dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

(6)
Investment Sub-Advisory Agreement between Registrant and Jackson National Asset Management, LLC dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

(7)
Amendment to Investment Advisory and Management Agreement, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(8)
Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital LLC, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(9)
Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(10)
Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(11)
Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(12)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(13)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

(14)
Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

(15)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 2, 2005, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(16)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC and Registrant, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(17)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(18)
Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC and Registrant, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(19)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(20)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(21)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 30, 2007, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(22)
Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(23)
Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(24)
Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated January 1, 2009, incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 24, 2009.

(25)
Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 1, 2009, incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 24, 2009.

(e)	(1)
Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

(2)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(3)
Distribution Agreement between Registrant and Jackson National Life Distributors, Inc. dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(4)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(5)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

(6)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(7)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(8)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(9)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(10)
Form of Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated December 29, 2008, incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 6, 2008.

(f)		Not Applicable.

(g)	(1)
Delegation,  Custody  and  Information Services Agreement between the  Registrant  and  Boston Safe Deposit and Trust Company dated May  14,  1999,  incorporated   by   reference  to  Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

(2)
Amended  and  Restated  Mutual Fund Custody Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement  filed with the Securities and Exchange Commission on April 12, 2001.

(3)
Amended and Restated Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated December 31, 2001,  incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(4)
Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated June 3, 2003, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(5)
Form of Mutual Fund Custody and Services Agreement between the Registrant and Curian Clearing, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(6)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(7)
Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(8)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(9)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

(10)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(11)
Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(12)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(13)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(14)
Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(15)
Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(16)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(17)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(18)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 31, 2007, incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 28, 2008.

(19)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 8, 2008, incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 28, 2008.

(20)
Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated August 14, 2008, incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 6, 2008.

(21)
Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), dated December 30, 2008, incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 24, 2009.

	(22)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

(23)
Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

	(24)	International Proxy Voting Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

	(25)	Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

	(26)	Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto.

	(27)	Amendment dated May 1, 2010 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, to be filed by Amendment.

(h)	(1)
Administration Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

(2)
Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

(3)
Amendment to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated March 20, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

(4)
Amendment to the Administration Agreement dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

(5)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

(6)
Jackson National Asset Management, LLC, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(7)
Amendment to the Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(8)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(9)
Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(10)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(11)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(12)
Form of Plan of Reorganization of the JNL Variable Fund LLC, JNL Variable Fund III LLC and JNL Variable Fund V LLC, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(13)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

(14)
Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

(15)
Form of Plan of Reorganization of the JNL Variable Fund LLC, dated January 29, 2004, incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed with the Securities and Exchange Commission on September 10, 2004.

(16)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(17)
Form of Plan of Reorganization of the JNL Variable Fund LLC (JNL VF 3), incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(18)
Form of Plan of Reorganization of the JNL Variable Fund LLC (JNL VF  5), incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(19)
Form of Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(20)
Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(21)
Form of Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(22)
Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(23)
Form of Plan of Reorganization between JNL Variable Fund LLC and JNLNY Variable Fund I LLC, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(24)
Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(25)
Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated September 1, 2006, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(26)
Contact Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Insurance Company and its Separate Accounts, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(27)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(28)
Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated April 30, 2007, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(29)
Plan of Consolidation between JNL Variable Fund LLC and JNLNY Variable Fund I LLC, dated April 27, 2007, incorporated by reference to Post-Effective Amendment No.17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 20, 2007.

(30)
Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(31)
Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(32)
Form of Plan of Consolidation between JNL Variable Fund LLC and JNLNY Variable Fund I LLC, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(33)
Form of Plan of Reorganization between JNL Variable Fund LLC and JNLNY Variable Fund I LLC, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(34)
Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 28, 2008.

(35)
Form of Amendment to Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 29, 2008, incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 6, 2008.

(36)
Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated December 29, 2008, incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 6, 2008.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, to be filed by amendment.

(k)		Not Applicable

(l)		Not Applicable

(m)	(1)	Form of Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(2)
Rule 12b-1 Plan adopted February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(3)
Form of Rule 12b-1 Plan, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(4)
Form of Rule 12b-1 Plan, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

(5)
Form of Rule 12b-1 Plan, dated May 2, 2005, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(6)
Form of Rule 12b-1 Plan, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(7)
Form of Rule 12b-1 Plan, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(8)
Form of Rule 12b-1 Plan, dated April 30, 2007, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(9)
Form of Rule 12b-1 Plan, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(n)	(1)	Form of Multiple Class Plan, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(2)
Multiple Class Plan adopted February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(3)
Form of Multiple Class Plan, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

(4)
Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

(5)
Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(6)
Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(7)
Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

(8)
Form of Multiple Class Plan, dated April 30, 2006, incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 7, 2007.

(9)
Form of Multiple Class Plan, dated December 3, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2000.

(2)
First Trust Advisors, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2000.

	(3)	The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

	(4)	The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.

	(5)	The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

(6)
Curian Capital LLC's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

(7)
Mellon Capital Management's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(8)
The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

(9)
The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No.  11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

(10)
The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

(11)
The Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 16, 2005.

(12)
Mellon Capital Management Corporation's Code of Ethics, incorporated by reference to Post-Effective Amendment No.17 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 20, 2007.

(13)
Code of Ethics for the Registrant and Jackson National Asset Management, LLC, dated February, 2007, incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 3, 2007.

(14)
Code of Ethics for the Registrant and Jackson National Asset Management, LLC, dated October, 2007, incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 28, 2008.

(15)
Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 28, 2008.

(16)
Code of Ethics for the Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 6, 2008.

(17)
Code of Ethics for Mellon Capital Management Corporation, dated November, 2007, incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 6, 2008.

(18)
Sarbanes Oxley version of Code of Ethics for the Registrant and Jackson National Asset Management, LLC, dated August 29, 2008, incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 24, 2009.

(19)
Code of Ethics for the Registrant and Jackson National Asset Management, LLC, dated January 2, 2009, incorporated by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement filed with the Securities and Exchange Commission on March 24, 2009.

	(20)	Code of Ethics for Mellon Capital Management Corporation, dated May 2009, attached hereto.

	(21)	Code of Ethics for the Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, attached hereto,

Item 24. Persons controlled by or under Common Control with Registrant.

Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 25. Indemnification.

Article V of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant 's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant. The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Fund are the following: the description of the business of Jackson National Asset  Management, LLC (JNAM) contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak, Fredricks, Koors, Nerud, and Piszczek; and Ms. Engler, Ms. Woodworth, Ms. Buiter, Ms. Crosser and Ms. Rhee, contained in the section entitled "Management of the Fund" and the description of JNAM contained in the section entitled "Investment Advisory and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

NAME	ADDRESS	PRINCIPAL OCCUPATION

Andrew B. Hopping	1 Corporate Way Lansing, Michigan 48951	Chairman (1/1/07 to Present); and Managing Board Member (3/98 to Present).

Mark D. Nerud	1 Corporate Way Lansing, Michigan 48951	President (1/1/07 to present); and Managing Board Member (1/1/07 to present).

Susan S. Rhee	1 Corporate Way Lansing, Michigan 48951	Secretary (1/00 to Present); and Chief Legal Officer (7/04 to Present).

Steven J. Fredricks	1 Corporate Way Lansing, Michigan 48951	Chief Compliance Officer (2/05 to Present).

Karen Buiter	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President - Fund Reporting (04/15/08 to Present).

Daniel W. Koors	1 Corporate Way Lansing, Michigan 48951	Vice President (1/07 to 01/09); Senior Vice President (01/09 to Present); and Chief Financial Officer (1/07 to Present).

Mark Anderson	1 Corporate Way Lansing, Michigan 48951	Vice President (03/08 to Present).

Steve Young	1 Corporate Way Lansing, Michigan 48951	Vice President (11/08 to Present).

Michael Piszczek	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Tax (11/2007 to Present).

Eric Bjornson	1 Corporate Way Lansing, Michigan 48951	Assistant Vice President – Operations (12/2009 to Present).

Robert A. Fritts	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/03 to present).

Thomas J. Meyer	1 Corporate Way Lansing, Michigan 48951	Managing Board Member (11/03 to present).

Mellon Capital Management  Corporation,  File No. 801-19785,  the sub-adviser of the funds of the  Fund,  is  primarily  engaged  in the  business  of  rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the  sub-adviser  and other required  information.

Item 27. Principal Underwriters.

(a)
Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson  National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, and JNL Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Michael A. Wells 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Manager

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Manager

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Pamela Aurbach 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

Robert R. Blanchette 7601 Technology Way Denver, CO 80237	Vice President

Amy Bozic 7601 Technology Way Denver, CO 80237	Regional Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Kristina Brendlinger 7601 Technology Way Denver, CO 80237	Assistant Vice President

William Britt 7601 Technology Way Denver, CO 80237	Regional Vice President

Tori Bullen 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Senior Vice President

Greg Cicotte 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Maura Collins 7601 Technology Way Denver, CO 80237	Vice President

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

George Daggett 7601 Technology Way Denver, CO 80237	Assistant Vice President

Bob Dwyer 7601 Technology Way Denver, CO 80237	Regional Vice President

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Rupert T. Hall, Jr. 7601 Technology Way Denver, CO 80237	Regional Vice President

Bonnie Howe 7601 Technology Way Denver, CO 80237	Vice President and General Counsel

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Steve Johnson 7601 Technology Way Denver, CO 80237	Regional Vice President

Georgette Kraag 7601 Technology Way Denver, CO 80237	Regional Vice President

Steve Kluever 7601 Technology Way Denver, CO 80237	Senior Vice President

John Koehler 7601 Technology Way Denver, CO 80237	Vice President

James Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President

Barbara Logsdon Smith 7601 Technology Way Denver, CO 80237	Assistant Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

James McCorkle 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brooke Meyer 1 Corporate Way Lansing, MI 48951	Vice President

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

Megan Meyers 7601 Technology Way Denver, CO 80237	Regional Vice President

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tony Natale 38705 Seven Mile Road, Suite 251 Livonia, MI 48152-1058	Regional Vice President

Steve Papa 7601 Technology Way Denver, CO 80237	Regional Vice President

Eric Palumbo 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brandon S. Pisanos 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy Rafferty 7601 Technology Way Denver, CO 80237	Assistant Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Gregory B. Salsbury 7601 Technology Way Denver, CO 80237	Executive Vice President

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Jennifer (Seamount) Miller 7601 Technology Way Denver, CO 80237	Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

David Stebenne 7601 Technology Way Denver, CO 80237	Regional Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Assistant Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Assistant Vice President

Doug Townsend 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Financial Officer and FinOp

C. Ray Trueblood 7601 Technology Way Denver, CO 80237	Vice President

Asa Wood 7601 Technology Way Denver, CO 80237	Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Matthew Yellott 7601 Technology Way Denver, CO 80237	Assistant Vice President

Item 28. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017.

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 18th day of December, 2009.

JNL VARIABLE FUND LLC

/s/ SUSAN S. RHEE
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael Bouchard by Susan S. Rhee*	December 18, 2009
Michael Bouchard
Trustee

/s/ William Crowley by Susan S. Rhee*	December 18, 2009
William Crowley
Trustee

/s/ Dominic D'Annunzio by Susan S. Rhee*	December 18, 2009
Dominic D'Annunzio
Trustee

/s/ Michelle Engler by Susan S. Rhee*	December 18, 2009
Michelle Engler
Trustee

/s/ James Henry by Susan S. Rhee*	December 18, 2009
James Henry
Trustee

/s/ Daniel W. Koors by Susan S. Rhee*	December 18, 2009
Daniel W. Koors
Vice President, Chief Financial Officer, and Treasurer

/s/ Richard D. McLellan by Susan S. Rhee*	December 18, 2009
Richard D. McLellan
Trustee

/s/ Mark D. Nerud by Susan S. Rhee*	December 18, 2009
Mark D. Nerud
President and Trustee

/s/ William R. Rybak by Susan S. Rhee*	December 18, 2009
William R. Rybak
Trustee

/s/ Patricia A. Woodworth by Susan S. Rhee*	December 18, 2009
Patricia A. Woodworth
Trustee

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNL VARIABLE FUND LLC (333-68105), a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Variable Fund LLC, hereby constitute and appoint Andrew B. Hopping, Susan S. Rhee, Thomas J. Meyer and Clark P. Manning, his/her attorney, with full power of substitution and  re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ Michael J. Bouchard	January 1, 2009
Michael J. Bouchard

/s/ William J. Crowley, Jr.	January 1, 2009
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio	January 1, 2009
Dominic A. D'Annunzio

/s/ Michelle Engler	January 1, 2009
Michelle Engler

/s/ James B. Henry	January 1, 2009
James B. Henry

/s/ Daniel W. Koors	January 1, 2009
Daniel W. Koors

/s/Richard D. McLellan	January 1, 2009
Richard D. McLellan

/s/ Mark D. Nerud	January 1, 2009
Mark D. Nerud

/s/ William R. Rybak	January 1, 2009
William R. Rybak

/s/ Patricia A. Woodworth	January 1, 2009
Patricia A. Woodworth

EXHIBIT LIST

Exhibit Number 23	Exhibit Description

(g)(22)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX 99.23(g)(22).

(g)(23)
Settled Securities Class Action Services Addendum dated August 12, 2009, which supplements the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX 99.23(g)(23).

(g)(24)
International Proxy Voting  Addendum dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX 99.23(g)(24).

(g)(25)	Mutual Fund Rider dated August 12, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX 99.23(g)(25).

(g)(26)	Amendment dated September 28, 2009 to the Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A., dated August 12, 2009, attached hereto as EX 99.23(g)(26).

(i)	Opinion and Consent of Counsel, attached hereto as EX 99.23(i).

(p)(20)	Code of Ethics for Mellon Capital Management Corporation, dated May 2009, attached hereto as EX 99.23(p)(20).

(p)(21)	Code of Ethics for the Registrant and Jackson National Asset Management, LLC, dated October 1, 2009, attached hereto, as EX 99.23(p)(21).